        As filed with the U.S. Securities and Exchange Commission April 11, 2005
                                               Securities Act File No. 033-73520
                                       Investment Company Act File No. 811-08250

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933      [X]

                         Pre-Effective Amendment No.                    [ ]

                       Post-Effective Amendment No. 16                  [X]

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940  [X]

                              Amendment No. 17                          [X]
                        (Check appropriate box or boxes)

                       ING VP EMERGING MARKETS FUND, INC.
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

              Huey P. Falgout, Jr.                        With copies to:
              ING Investments, LLC                    Jeffrey S. Puretz, Esq.
         7337 E. Doubletree Ranch Road                      Dechert LLP
              Scottsdale, AZ 85258                        1775 I St. N.W.
    (Name and Address of Agent for Service)            Washington, DC 20006

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)        [X]  on April 29, 2005, pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)        [ ]  on (date), pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)        [ ]  on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                       ING VP EMERGING MARKETS FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet

*    Contents of Registration Statement

*    ING VP Emerging Markets Fund Prospectus

*    ING VP Emerging Markets Fund Statement of Additional Information

*    Part C

*    Signature Page

                ING VP EMERGING MARKETS FUND, INC. ("REGISTRANT")

                         Supplement dated April 29, 2005
                     TO THE PROSPECTUS DATED APRIL 29, 2005

The following is added to the Prospectus of the above listed Registrant:

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Board") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

      - ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC ("IFD") has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements. As permitted under NASD procedures, IFD may respond to the NASD staff before the staff makes a final recommendation.

      - Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

      - ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

      - In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on September 9, 2004. These Forms 8-K can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

      - ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

      - ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

      - The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

      - ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

      - ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

            PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                          PROSPECTUS


                             Prospectus




                             APRIL 29, 2005




                             ING VP EMERGING MARKETS FUND

       This Prospectus contains important
       information about investing in ING
       VP Emerging Markets Fund, Inc. You
       should read it carefully before
       you invest, and keep it for future
       reference. Please note that your
       investment: is not a bank deposit,
       is not insured or guaranteed by
       the Federal Deposit Insurance
       Corporation ("FDIC"), the Federal
       Reserve Board or any other
       government agency and is affected
       by market fluctuations. There is
       no guarantee that the Fund will
       achieve its investment objective.
       As with all mutual funds, the U.S.
       Securities and Exchange Commission
       ("SEC") has not approved or
       disapproved these securities nor
       has the SEC judged whether the
       information in this Prospectus is
       accurate or adequate. Any
       representation to the contrary is
       a criminal offense.
                                                          (ING FUNDS LOGO)

(COMPASS PHOTO)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS



[MONEY GRAPHIC]
         HOW THE FUND HAS PERFORMED



[COIN GRAPHIC]

         WHAT YOU


         PAY TO

         INVEST



--------------------------------------------------------------------------------

This Prospectus describes the Fund's investment objective, investment strategies and risks.

You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


WHAT YOU PAY TO INVEST. Information about the Fund's management fees and expenses the Fund pays. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product Prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

    INTRODUCTION TO ING VP EMERGING MARKETS
      FUND                                              1
    FUND AT A GLANCE                                    2
    ING VP EMERGING MARKETS FUND                        4
    WHAT YOU PAY TO INVEST                              6
    INFORMATION FOR INVESTORS                           7
    MANAGEMENT OF THE FUND                             10
    MORE INFORMATION ABOUT RISKS                       12
    DIVIDENDS, DISTRIBUTIONS AND TAXES                 16
    FINANCIAL HIGHLIGHTS                               17
    WHERE TO GO FOR MORE INFORMATION           Back Cover



The Fund is intended to be the funding vehicle for variable annuity contracts, variable life insurance policies and pension plans to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").


Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of the Fund. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE FUND ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

                                    INTRODUCTION TO ING VP EMERGING MARKETS FUND
--------------------------------------------------------------------------------


 Risk is the potential that your investment will lose money or not earn as much as you hope. All Portfolios have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information ("SAI") for a complete list of the risks and strategies.






                     [TELEPHONE GRAPHIC]

 If you have any questions about ING VP Emerging Markets Fund, please call your investment professional or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

ING VP EMERGING MARKETS FUND

  ING VP Emerging Markets Fund seeks capital appreciation.


  The Fund may be a suitable investment if you:


  - are seeking capital appreciation; and
  - are looking for exposure to emerging markets.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                            Introduction to ING VP Emerging Markets Fund       1

FUND AT A GLANCE
--------------------------------------------------------------------------------


          This table is a summary of the investment objective, main investments and risks of ING VP Emerging Markets Fund ("Fund"). It is designed to help you understand the main risks associated with the Fund, and how risks and investment objectives relate. This table is only a summary. You should read the complete description of the Fund's investment objective, strategies and risks on page 4.



                  FUND                                 INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------
                  ING VP Emerging Markets Fund         Capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: J.P. Morgan
                  Investment Management Inc.


 2      Fund at a Glance

                                                                FUND AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
----------------------------------------------------------------------------------------------------------------------
Equity securities and equity equivalents of issuers       Price volatility, liquidity and other risks that accompany
believed to have growth potential located in              an investment in equities of issuers in countries with
countries with emerging securities markets.               emerging securities markets. May be sensitive to currency
                                                          exchange rates, international, political and economic
                                                          conditions and other risks that also affect foreign
                                                          securities.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        Fund at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER

                                               J.P. Morgan Investment Management
ING VP EMERGING MARKETS FUND                                                Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


The Fund seeks capital appreciation. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Fund normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe.


Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), Global depositary receipts ("GDRs"), rights and warrants to buy common stocks, privately placed securities and other investment companies. The Fund may also invest to a lesser extent in debt securities of issuers in emerging markets countries.


Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.


The Fund may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets Equity Index ("MSCI EM Index"). The Fund emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.


The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.


While the Fund invests primarily in equities, it may also invest in debt securities. The Fund may invest in high yield securities, which are below investment grade ("junk bonds").


The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

In managing the Fund, the Sub-Adviser seeks to add value primarily through stock selection decisions. Thus, decisions about country weightings are secondary to those about the individual stocks, that make up the Fund. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:


PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may also invest in securities of small-sized companies, which may be more susceptible to greater price volatility than larger companies because they may have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.



FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Fund invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets.


MORTGAGE-RELATED SECURITIES -- the prices of mortgage-related securities are sensitive to changes in interest rates and changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, the price of the mortgage-related security may fall.

CONVERTIBLE AND DEBT SECURITIES -- the value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities. The Fund could also lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

ILLIQUID SECURITIES -- if a security is illiquid, the Fund might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition.


DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce returns for the Fund.


HIGH-YIELD DEBT SECURITIES -- high-yield debt securities are subject to greater risk than higher-quality securities, including the risks associated with greater price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield debt securities may be less liquid than the markets for higher quality securities, and this may have an adverse effect on the market values of certain securities.

OTHER INVESTMENT COMPANIES -- the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.

 4      ING VP Emerging Markets Fund

                                                    ING VP EMERGING MARKETS FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's historical performance which provides some indication of the risks of investing in the Fund and a broad measure of market performance for the same period. The Fund's past performance is no guarantee of future results.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.

 1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
(3.93)    7.46    (11.81)  (27.95)  127.14   (40.44)  (10.42)  (9.33)    47.20    21.71

(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.

(2) Prior to November 15, 2000, the Fund operated under a different investment strategy. ING Investments, LLC has been the Fund's investment adviser since July 26, 2000. The Fund's former adviser engaged a sub-adviser to manage the Fund until June 7, 2000. The Fund did not have a sub-adviser from June 7, 2000 to December 4, 2002. From December 5, 2002 to April 29, 2005, ING Investment Management Advisors B.V. served as sub-adviser to the Fund.


(3) Effective April 29, 2005, J.P. Morgan Investment Management Inc. became the Sub-Adviser to the Fund. In connection with the change in sub-adviser, the Fund changed its investment objective to provide capital appreciation rather than long-term growth of capital.


            Best and worst quarterly performance during this period:

                            4th quarter 1999: 80.20%


                           2nd quarter 2000: (29.16)%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2004)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- MSCI EM Index.



                                                                   1 YEAR   5 YEARS   10 YEARS
ING VP Emerging Markets Fund                                    %  21.71     (2.82)     2.62
MSCI EM Index (reflects no deduction for fees or
  expenses)(1)                                                  %  25.95      4.62      3.30


(1) The MSCI EM Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING VP Emerging Markets Fund       5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]

       The table that follows shows the estimated operating expenses paid each year by the Fund. These estimated expenses are based on the expenses paid by the Fund in the year 2004. Actual expenses paid by the Fund may vary from year to year.

       Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under your variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension or retirement plan ("Qualified Plan"), the table does not reflect direct expenses of the Qualified Plan, and you should consult your administrator for more information.

       SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not applicable.

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

                                                                DISTRIBUTION                       TOTAL            WAIVERS,
                                                 MANAGEMENT     AND SERVICE         OTHER        OPERATING       REIMBURSEMENTS
FUND                                                FEE         (12b-1) FEES     EXPENSES(2)     EXPENSES      AND RECOUPMENTS(3)
---------------------------------------------------------------------------------------------------------------------------------
 ING VP Emerging Markets Fund              %        0.85            N/A             0.39           1.24               0.05

                                          TOTAL NET
                                            FUND
FUND                                      EXPENSES
---------------------------------------  -----------
 ING VP Emerging Markets Fund               1.29


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for shares of the Fund as a ratio of expenses to average daily net assets. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and a fee waiver to which ING Investments, LLC, the investment adviser of the Fund has agreed to.


(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

(3) ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limit is shown as "Total Net Fund Expenses." The expense limit will continue through at least May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 30 days of the end of the then-current term. In addition, the expense limitation agreement may be terminated by the Fund upon at least 90 days' prior written notice to ING Investments, LLC, or upon termination of the investment management agreement. Finally, effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limit for the Fund to 1.75% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it. If after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under the Fund's expense limitation agreement of 2.50%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

EXAMPLE




This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other variable funds. The Example does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. The Example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5.00%, and the annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.



FUND                                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------
 ING VP Emerging Markets Fund                                   $       131        398          686       1,504
-----------------------------------------------------------------------------------------------------------------





 6      What You Pay to Invest

                                                       INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT


With the exception of shares held in connection with initial capital of the Fund, shares of the Fund are offered for purchase by separate accounts to serve as an investment options under variable annuity contracts or variable life insurance policies ("Variable Contracts") issued by insurance companies to Qualified Plans outside of the separate account context, to other companies and to other investors permitted under federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.



You do not buy, sell or exchange shares of the Fund. You choose investment options through your Variable Contracts.



The insurance company that issued your Variable Contracts is responsible for investing in the Fund according to the investment options you've chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Fund assumes no responsibility for such prospectus.



ING Funds Distributor, LLC, ("ING Funds Distributor" or "Distributor") the distributor for the Fund, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Fund offered by this Prospectus. You should be aware that the Fund is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of this Fund can be expected to vary from those of the other funds.



The Fund currently does not foresee any disadvantages to investors if the Fund serves as an investment medium for Variable Contracts, offers its shares directly to pension plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and pension plans, for which the Fund serves as an investment medium and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations. The Fund's Board of Directors ("Board") intends to monitor events to identify any material conflicts between Variable Contracts owners, pension plans, and other permitted investors, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, a pension plan, investment company or other permitted investor, which might force the Fund to sell securities at disadvantageous prices.



The Fund may discontinue offering shares at any time. If the Fund is discontinued, any allocation to the Fund will be allocated to another Fund that the Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).


FREQUENT TRADING -- MARKET TIMING


The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Fund. Shares of the Fund are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Fund determines not to be in the best interest of the Fund.



The Fund relies on the financial intermediary to monitor frequent, short-term trading within the Fund by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Fund seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent, short term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.



The Fund believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Fund's performance.



Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value ("NAV"), causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Funds which do not invest in foreign securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, the Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               Information for Investors       7

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------


to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares, which negatively affects long-term shareholders.


Although the policies and procedures known to the Fund that are followed by the financial intermediaries that use the Fund and the monitoring by the Fund are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, decisions about allowing trades in the Fund may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Fund's shareholders.

SHAREHOLDER SERVICING AGREEMENTS

The Fund may enter into Shareholder Servicing Agreements with insurance companies or other financial institutions ("Shareholder Services Representatives") that provide administrative services for the Fund or administrative services, or other, related services to contract holders and policy holders. These services may include: sub-accounting services, answering inquiries of contract holders and policy holders regarding the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to contract holders and policy holders regarding the Fund, and such other related services as the Fund or a contract holder or policy holder may request. The fees paid by the Fund for these services will not exceed 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is made. ING Investments, LLC, at no additional cost to the Fund, may pay to Shareholder Services Representatives additional amounts from its past profits. A Shareholder Services Representative may, from time to time, choose not to receive all of the fees payable to it.


HOW WE COMPENSATE ENTITIES OFFERING OUR FUNDS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS



ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to the Fund paying fees under the Fund's Shareholder Servicing Agreements, the Fund's Adviser or Distributor, out of its own resources and without additional cost to the Fund or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Fund by those companies. The Fund's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Fund. These payments may also provide incentive for insurance companies to make the Fund available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Fund.



The distributing broker-dealer for the Fund is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Fund by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; SAFECO Life Insurance Company; and First Fortis Life Insurance Company.



The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Fund. Additionally, if the Fund is not sub advised or is sub-advised by an ING entity, ING may retain more revenue than on that Fund it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Fund advised by ING meets certain target levels or increases over time.



The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Fund, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.



Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you aparticular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


NET ASSET VALUE


The NAV per share for the Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of the Fund is calculated by taking the value of the Fund's assets, subtracting the Fund's liabilities, and dividing by the number of shares that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having

 8      Information for Investors

                                                       INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------


readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent the Fund invests in other registered investment companies, the Fund's NAV is calculated based on the current NAV of the registered investment company in which the Fund invests.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

- Securities of an issuer that has entered into a restructuring;

- Securities whose trading has been halted or suspended;


- Fixed-income securities that have gone into default and for which there is no current market value quotation; and


- Securities that are restricted as to transfer or resale.

The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Fund, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its complete portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Fund will post the quarter ending June 30 holdings on August 1). The Fund's complete portfolio holdings schedule will, at a minimum, remain available on the Fund's website until the Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at www.ingfunds.com.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               Information for Investors       9

MANAGEMENT OF THE FUND                                   ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

ADVISER


ING INVESTMENTS, LLC ("ING Investments" or "Adviser"), an Arizona limited liability company, serves as the investment adviser to the Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.


As of December 31, 2004, ING Investments managed over $37.3 billion in assets.


The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund. The aggregate annual management fee paid by the Fund for the most recent fiscal year as a percentage of the Fund's average daily net assets was 0.85%.


For information regarding the basis for the Board's approval of the following investment or sub-advisory relationship, please refer to the Fund's SAI.



The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Fund.


SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund's portfolio. The sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Fund's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING Investments acts as a "manager-of-managers" for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Fund. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Fund's Board. The Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Fund's Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Fund's shareholders. The Fund will notify shareholders of any change in the identity of the sub-adviser of the Fund. In this event, the name of the Fund and its investment strategies may also change.


J.P. MORGAN INVESTMENT MANAGEMENT INC.



J.P. Morgan Investment Management Inc. ("J.P. Morgan" or "Sub-Adviser") serves as Sub-Adviser to the Fund. J.P. Morgan is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by ING Investments and the Board. J.P. Morgan is an investment adviser to registered investment companies and provides discretionary investment services to institutional clients. J.P. Morgan's principal offices currently are located at 522 Fifth Avenue, New York, New York 10036.



J.P. Morgan is an indirect, wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan Chase"), a bank holding company, located at 270 Park Avenue, New York, NY 10017. J.P. Morgan's services, across U.S., non-U.S. and global investment management products, range from traditional cash management, equity, fixed income and asset allocation to alternative asset classes, such as private equity and real estate. As of December 31, 2004, J.P. Morgan and its affiliates had approximately $791 billion in assets under management.



The Fund is managed by a team of portfolio management professionals led by Austin Forey, Managing Director, who has been at JPMorgan Chase (or one of its predecessors) since 1988 and Richard Schmidt, Vice President, who has been at JPMorgan Chase (or one of its predecessors) since 1991.



PERFORMANCE OF SIMILAR EMERGING MARKETS ACCOUNTS MANAGED BY J.P. MORGAN



The tables below are designed to show you how a composite of similar emerging markets accounts managed by J.P. Morgan performed over various periods in the past.



The JPMorgan Emerging Markets Equity Fund ("JP Morgan Fund") and the JPMorgan Global Emerging Markets Equity Strategy ("GEM Strategy Composite") are a representative composite of the performance of all actual fee-paying and non fee-paying, fully discretionary U.S. emerging markets accounts under management of one of the portfolio managers, Austin Forey, for at least one month since inception in 1994. The tables below are designed to show


 10      Management of the Fund

ADVISER AND SUB-ADVISER                                   MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


how the JP Morgan Fund and the GEM Strategy Composite performed over various periods in the past. The JP Morgan Fund and each account in the GEM Strategy Composite has investment objectives, policies, strategies and risks that are substantially similar to the investment objective, policies, strategies and risks of the Fund.



The tables below show the returns for the GEM Strategy Composite and for the Institutional Class shares of the JP Morgan Fund, in each case compared with the Morgan Stanley Capital International Emerging Markets Index ("MSCI EM Index") for the one-, three-, and five-year periods ending December 31, 2004, and on an annual basis as of December 31 of prior years. The returns of the JP Morgan Fund are net of the Fund's expenses and assume all dividends and distributions have been reinvested. The returns of the GEM Strategy Composite reflect deduction of investment advisory and/or account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the MSCI EM Index assume all dividends and distributions have been reinvested. THIS INFORMATION IS DESIGNED TO DEMONSTRATE THE HISTORICAL TRACK RECORD OF J.P. MORGAN. IT DOES NOT INDICATE HOW ING VP EMERGING MARKETS FUND, INC. HAS PERFORMED OR WILL PERFORM IN THE FUTURE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.



                          AVERAGE ANNUAL TOTAL RETURNS


                           (AS OF DECEMBER 31, 2004)



                         JP MORGAN      GEM STRATEGY      MSCI EM
                       FUND (CLASS I)    COMPOSITE     INDEX (%)(1)
                       --------------   ------------   -------------
One Year                   37.33%           33.45%         25.95%
Three Years                23.62%           24.04%         22.77%
Five Years                  4.80%            4.75%          4.62%
Ten Years                   2.45%            6.27%          3.30%



                              ANNUAL TOTAL RETURNS


                        (AS OF DECEMBER 31 OF EACH YEAR)



                         JP MORGAN      GEM STRATEGY      MSCI EM
                       FUND (CLASS I)    COMPOSITE     INDEX (%)(1)
                       --------------   ------------   -------------
2004                        37.33%          33.45%         25.95%
2003                        50.90%          51.04%         55.28%
2002                        (8.84)%         (5.32)%        (6.00)%
2001                        (4.12)%         (7.63)%        (2.37)%
2000                       (30.23)%        (28.45)%       (30.61)%
1999                        59.40%          73.02%         66.41%
1998                       (30.33)%        (24.94)%       (25.34)%
1997                        (7.71)%          2.16%        (18.24)%
1996                         8.84%           6.46%          6.03%
1995*                       (9.68)%         (9.39)%        (5.19)%



 * Index returns are for the period beginning January 1, 1995.



(1) The MSCI EM Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.



The performance reflected in the composite has been calculated in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS"), the U.S. and Canadian version of the Global Investment Performance Standards ("GIPS"), which differ from the method used by the SEC.



The net annual returns for the GEM Strategy Composite were calculated on a time-weighted and asset-weighted, total return basis, reflects the reinvestment of all dividends and distributions, and includes all losses. Net operating expenses include investment advisory fees, service fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes, if any. The accounts in the GEM Strategy Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940 (the "1940 Act") or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the GEM Strategy Composite could have been adversely affected if the institutional private accounts included in the composite had been regulated as investment companies under the federal securities laws. Some of the accounts in the GEM Strategy Composite do not pay the same fees and expenses that mutual funds pay, and the composite does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. Returns would have been lower if the GEM Strategy Composite had been subject to these fees and expenses. The aggregate returns of the accounts reflected in the GEM Strategy Composite may not reflect the returns of any particular account of J.P. Morgan.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 Management of the Fund       11

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All variable funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser of the Fund can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of the Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

The principal risks of investing in the Fund are highlighted below. Please see the SAI for more information.

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.


EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.


HIGH YIELD DEBT SECURITIES. Investments in high yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield debt securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield debt securities.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations, and thus are subject to risk of default.



 12      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


INVESTMENTS IN SMALLER COMPANIES. The Fund may invest in smaller capitalization companies. Investments in smaller capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater risk of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.


CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.


OTHER INVESTMENT COMPANIES. To the extent permitted by the Investment Company Act of 1940, the Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of the Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. When the Fund invests in other investment companies you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of particular industry, trends in that industry may have a dramatic impact on their value.


DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the



       [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180

                                           More Information About Risks       13

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

PORTFOLIO TURNOVER. The Fund generally is expected to engage in frequent and active trading of portfolio securities to achieve its objective. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

OTHER RISKS

MANAGEMENT RISK. The Fund is subject to management risk because it is actively managed. The Adviser, Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.


U.S. GOVERNMENT SECURITIES. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.


INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to repurchase at an agreed upon date and price. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

SHORT SALES. A short sale is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the



 14      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

investment restrictions, policies and investment programs of the Fund, as described in this Prospectus and the SAI.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



       [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180

                                           More Information About Risks       15

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund distributes substantially all its net investment income and net capital gains to shareholders each year.

- Distributions are not guaranteed.

- The Board has discretion in determining the amount and frequency of any distributions.

- All dividends and other distributions will be reinvested automatically in additional shares and credited to the shareholders' accounts.

TAX MATTERS


The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Fund. Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.


If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund will be relieved of federal income tax on the amounts it distributes.


In order for the separate accounts to comply with regulations under Section 817(h) of the Code, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.


If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the sole shareholders of the Fund will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the prospectus for the policy.


Please see the SAI for further information about tax matters.


THE TAX STATUS OF YOUR INVESTMENT IN THE FUND DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.


 16      Dividends, Distributions and Taxes

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table on the following page is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance product, and would be lower if they did. A report of the Fund's independent registered public accounting firm, along with the Fund's financial statements, is included in the Fund's annual report, which is incorporated by reference into the SAI and is available upon request.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       17

ING VP EMERGING MARKETS FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Fund's financial statements which have been audited by KPMG LLP, an independent registered public accounting firm.


                                                                                YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------
                                                                     2004      2003      2002      2001     2000(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $       6.58      4.47      4.93      7.63     12.81
 Income (loss) from investment operations:
 Net investment income (loss)                                  $       0.08      0.01     (0.02)     0.02     (0.07)
 Net realized and unrealized gain (loss) on investments        $       1.34      2.10     (0.44)    (1.15)    (5.11)
 Total from investment operations                              $       1.42      2.11     (0.46)    (1.13)    (5.18)
 Less distributions from:
 Net investment income                                         $       0.06        --        --        --        --
 Net realized gains on investments                             $         --        --        --      1.57        --
 Total distributions                                           $       0.06        --        --      1.57        --
 Net asset value, end of year                                  $       7.94      6.58      4.47      4.93      7.63
 TOTAL RETURN(2)                                               %      21.71     47.20     (9.33)   (10.42)   (40.44)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000s)                                $     24,954    21,692    14,860    16,761    21,979
 Ratio to average net assets:
 Net expenses after expense reimbursement/recoupment(3)        %       1.29      2.50      2.33      1.85      1.74
 Gross expenses prior to expense reimbursement/recoupment      %       1.24      2.58      2.33      1.85      1.74
 Net investment income (loss) after expense
 reimbursement/recoupment(3)                                   %       1.02      0.13     (0.45)     0.30     (0.51)
 Portfolio turnover rate                                       %        120       123       132       113       255


--------------------------------------------------------------------------------


(1) Effective July 26, 2000, ING Investments became the Adviser of the Fund.



(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.


(3) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments within three years.

 18      ING VP Emerging Markets Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THIS
ING FUND IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

In the Fund's annual/semi-annual report, you will find a discussion of recent market conditions and investment strategies that significantly affected performance during its last fiscal year, the financial statements and the independent registered public accounting firm's reports (in annual report only).


STATEMENT OF ADDITIONAL INFORMATION
The SAI contains more detailed
information about the Fund. The SAI is
legally part of this Prospectus (it is
incorporated by reference). A copy has
been filed with the SEC.

Please write or call for a free copy of
the current Annual/Semi-Annual reports,
the SAI or other Fund information. To
make shareholder inquiries:


THE ING FUNDS

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090.
Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. SECURITIES AND EXCHANGE COMMISSION
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address:
PUBLICINFO@SEC.GOV

Or obtain the information at no cost by
visiting the SEC's Internet website at
HTTP://WWW.SEC.GOV

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is as follows:


ING VP Emerging Markets Fund, Inc.
811-08250



(ING FUNDS LOGO)                                   PRPRO-EMMKS     (0405-042905)

                       STATEMENT OF ADDITIONAL INFORMATION

                       ING VP EMERGING MARKETS FUND, INC.


                         7337 East Doubletree Ranch Road
                            Scottsdale, AZ 85258-2034
                                 (800) 992-0180



                                 APRIL 29, 2005


      Shares of ING VP Emerging Markets Fund ("Fund") are sold to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any investment adviser to the Fund as well as to the general accounts of any insurance company whose separate account holds shares of the Fund. Shares of the Fund are currently offered to separate accounts ("Variable Accounts") of insurance companies. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.


      This Statement of Additional Information ("SAI") is not a prospectus. The SAI should be read in conjunction with the current Prospectus of the Fund, dated April 29, 2005, which has been filed with the U.S. Securities and Exchange Commission ("SEC"). The SAI is incorporated into the Prospectus by reference. In addition, the financial statements from the Fund's Annual Report dated December 31, 2004, are incorporated herein by reference. Terms used in this SAI have the same meaning as in the Prospectus, and some additional terms are defined particularly for this SAI. To obtain a copy of the Fund's Prospectus at no charge, please write to the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or call the following number: 1-800-992-0180. In addition, the financial statements from the Fund's Annual Report dated December 31, 2004, and Semi-Annual Reports may also be obtained without charge by contacting the Fund at the address and phone number written above.

                                TABLE OF CONTENTS


                                                                         Page
                                                                         ----
HISTORY OF THE FUND..................................................      1
CERTAIN INVESTMENT METHODS...........................................      1
RISK CONSIDERATIONS..................................................      3
INVESTMENT RESTRICTIONS..............................................      6
INVESTMENT ADVISER...................................................      8
EXPENSE LIMITATION AGREEMENT.........................................     11
SUB-ADVISORY AGREEMENT...............................................     12
PORTFOLIO MANAGERS...................................................     14
DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES........................     16
PROXY VOTING PROCEDURES..............................................     18
DISTRIBUTOR..........................................................     19
ADMINISTRATOR........................................................     19
SHAREHOLDER SERVICING AGREEMENTS.....................................     20
DIRECTORS AND OFFICERS OF THE FUND...................................     20
BOARD................................................................     27
DIRECTOR OWNERSHIP OF SECURITIES.....................................     29
INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES.........................     30
COMPENSATION OF DIRECTORS............................................     31
COMPENSATION TABLE...................................................     32
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.....................     32
CAPITAL STOCK STRUCTURE..............................................     36
NET ASSET VALUE......................................................     37
TAX MATTERS..........................................................     39
PERFORMANCE CALCULATION..............................................     42
OTHER INFORMATION....................................................     43
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...........................     43
CODE OF ETHICS.......................................................     43
TRANSFER AGENT.......................................................     44
CUSTODIAN............................................................     44
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............     44
REPORTS TO SHAREHOLDERS..............................................     44
REGISTRATION STATEMENT...............................................     44
FINANCIAL STATEMENTS.................................................     44
APPENDIX A...........................................................     45

                              HISTORY OF THE FUND

      The Fund is a diversified, open-end management investment company organized on December 27, 1993, as a corporation under the laws of the State of Maryland. The Fund was formerly called "Lexington Emerging Markets Fund, Inc." On April 30, 2001, the name of the Fund was changed to "Pilgrim Emerging Markets Fund, Inc." On May 1, 2002, the name of the Fund was changed from "Pilgrim Emerging Markets Fund, Inc." to "ING VP Emerging Markets Fund, Inc."

                       INVESTMENT OBJECTIVE AND POLICIES

      The Fund's investment objective is to seek capital appreciation.

                           CERTAIN INVESTMENT METHODS

SETTLEMENT TRANSACTIONS

      When the Fund enters into contracts for purchase or sale of a portfolio security denominated in a foreign currency, it may be required to settle a purchase transaction in the relevant foreign currency or receive the proceeds of a sale in that currency. In either event, the Fund will be obligated to acquire or dispose of such foreign currency as is represented by the transaction by selling or buying an equivalent amount of United States dollars. Furthermore, the Fund may wish to lock in the United States dollar value of the transaction at or near the time of a purchase or sale of portfolio securities at the exchange rate or rates then prevailing between the United States dollar and the currency in which the foreign security is denominated. Therefore, the Fund may, for a fixed amount of United States dollars, enter into a forward foreign exchange contract for the purchase or sale of the amount of foreign currency involved in the underlying securities transaction. In so doing, the Fund will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the United States dollar and the foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received. This process is known as transaction hedging.

      To effect the translation of the amount of foreign currencies involved in the purchase and sale of foreign securities and to effect the transaction hedging described above, the Fund may purchase or sell foreign currencies on a spot (i.e., cash) basis or on a forward basis. In these transactions, the Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt of delivery at a specified date, which may be any fixed number of days in the future.

      Spot and forward foreign exchange transactions may also be utilized to reduce the risk inherent in fluctuations in the exchange rate between the United States dollar and the relevant foreign dollar and the relevant foreign currency when foreign securities are purchased or sold for settlement beyond customary settlement time (as described below). Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's portfolio or securities or prevent loss if the price of those securities decline.

PORTFOLIO HEDGING

      Some or all of the Fund's portfolio will be denominated in foreign currencies. As a result, in addition to the risk of change in the market value of portfolio securities, the value of the portfolio in United States dollars is subject to fluctuations in the exchange rate between the foreign currencies and the United States dollar. When, in the opinion of ING Investments, LLC ("ING Investments" or "Investment Adviser"), formerly ING Pilgrim Investments, LLC, it is desirable to limit or reduce exposure in a foreign currency in order to moderate potential changes in the United States dollar value of the portfolio, the Fund may enter into a forward foreign currency exchange contract by which the United States dollar value of the underlying foreign portfolio securities can be approximately matched by an equivalent United States dollar liability.

      This technique is known as portfolio hedging and moderates or reduces the risk of change in the United States dollar value of the Fund's portfolio only during the period before the maturity of the forward contract (which will not be in excess of one year). The Fund, for hedging purposes only, may also enter into forward foreign currency exchange contracts to increase its exposure to a foreign currency that the Fund's Investment Adviser expects to increase in value relative to the United States dollar. The Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Investment Adviser. Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Fund will not enter into forward foreign currency exchange transactions for speculative purposes. The Fund intends to limit transactions as described in this paragraph to not more than 70% of the Fund's total assets.

FORWARD COMMITMENTS

      The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (forward commitments) because new issues of securities are typically offered to investors, such as the Fund, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund's other assets. Although the Fund will enter into such contracts with the intention of acquiring the securities, the Fund may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments. When the Fund engages in a forward commitment transaction, the custodian will set aside cash, U.S. Government securities or other high quality debt obligations equal to the amount of the commitment in a separate account.

COVERED CALL OPTIONS

      Call options may also be used as a means of participating in an anticipated price increase of a security on a more limited basis than would be possible if the security itself were purchased. The Fund may write only call options on securities it owns or has the right to acquire. Since it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, this strategy will generally be used when the Investment Adviser believes that the call premium received by the Fund plus anticipated appreciation in the price of the underlying security, up to the exercise price of the call, will be greater than the appreciation in the price of the security. The Fund intends to limit transactions as described in this paragraph to less than 5% of total Fund assets. The Fund will not purchase put and call options written by others. Also, the Fund will not write any put options.

                               RISK CONSIDERATIONS

      Investors should recognize that investing in securities of companies in emerging markets and emerging countries involves certain risk considerations, including those set forth below, which are not typically associated with investing in securities of U.S. companies.

FOREIGN CURRENCY CONSIDERATIONS

      The Fund's assets will be invested in securities of companies in emerging markets and emerging countries and substantially all income will be received by the Fund in foreign currencies. However, the Fund will compute and distribute its income in dollars, and the computation of income will be made on the date of its receipt by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the foreign currencies in which the Fund receives its income falls relative to the dollar between receipt of the income and the making of Fund distributions, the Fund will be required to liquidate securities in order to make distributions if the Fund has insufficient cash in dollars to meet distribution requirements.

      The value of the assets of the Fund as measured in dollars also may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, the Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

INVESTMENT AND REPATRIATION RESTRICTIONS

      Some emerging countries have laws and regulations that preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging countries through investment funds, which have been specifically authorized. The Fund may invest in these investment funds subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). If the Fund invests in such investment funds, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Investment Adviser), but also will bear indirectly similar expenses of the underlying investment funds.

      In addition to the foregoing investment restrictions, prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, while the extent of foreign investment in domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.

      Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental approval for such repatriation.

EMERGING COUNTRY AND EMERGING MARKET SECURITIES MARKETS

      Trading volume on emerging country stock exchanges is substantially less than that on the New York Stock Exchange ("NYSE"). Further, securities of some emerging country or emerging market companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most emerging country bond markets is substantially less than in the U.S. and, consequently, volatility of price can be greater than in the U.S. Fixed commissions on emerging country stock or emerging market exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions and may be able to purchase the securities in which the Fund may invest on other stock exchanges where commissions are negotiable. Foreign stock exchanges, brokers and listed companies are generally subject to less government supervision and regulation than in the U.S. The customary settlement time for foreign securities may be longer than the five-day customary settlement time for U.S. securities.

      Companies in emerging countries are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about an emerging country company than about a U.S. company. Further, there is generally less governmental supervision and regulation of foreign stock exchanges, brokers and listed companies than in the U.S.

EMERGING MARKET DEBT SECURITIES

      Emerging market debt securities or other debt securities in which the Fund may invest may consist of debt obligations rated below investment grade or non-rated securities comparable to below investment grade securities. Such lower-rated debt securities are considered highly speculative and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher-grade debt securities.

ECONOMIC AND POLITICAL RISKS

      The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

      With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the Fund's investments in those countries. In addition, it may be more difficult to obtain a judgment in a court outside of the U.S.

LENDING OF PORTFOLIO SECURITIES

      In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33-1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the Investment Adviser. No lending may be made with any companies affiliated with the Investment Adviser. Loans of portfolio securities earn income for the Fund and are collateralized by cash or U.S. government securities. The Fund might experience a loss if the financial institution defaults on the loan.

      The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the Fund must terminate the loan and vote the securities. Alternatively, the Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the Fund any interest or distributions paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS

      Investing in certain short-term, high-quality debt instruments and in U.S. Government securities is done for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Investment Adviser's or sub-adviser's ability to invest cash inflows; (iii) to permit the Fund to meet redemption requests; and (iv) for temporary defensive purposes. The Fund may also invest in such securities if the Fund's assets are insufficient for effective investment in equities.

      Although it is expected that the Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which the Fund may invest include: (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities;
(iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. When investing for the purposes indicated above, the Fund will normally invest in short-term instruments that do not have a maturity of greater than one year. To the extent the Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

                             INVESTMENT RESTRICTIONS


      The Fund has adopted the following investment restrictions as matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:


      (1) The Fund will not issue any senior security (as defined in the 1940
Act), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act;

      (2) The Fund will not borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made; (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test. The Fund will only invest up to 5% of its total assets in reverse repurchase agreements;

      (3) The Fund will not act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933, as amended ("1933 Act");

      (4) The Fund will not purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein;

      (5) The Fund will not make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

      (6) The Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts;

      (7) The Fund will not concentrate its investments in any one industry, except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. The Fund considers foreign government securities and supranational organizations to be industries for the purposes of this restriction. This limitation, however, will not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; and

      (8) The Fund will not purchase securities of an issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States government or its agencies or instrumentalities or, with respect to 25% of the Fund's total assets, to securities issued or guaranteed by the government of any country other than the United States which is a member of the Organization for Economic Cooperation and Development ("OECD"). The member countries of OECD are at present: Australia, Austria, Belgium, Canada, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Italy, Japan, Korea, Luxembourg, Mexico, the Netherlands, New Zealand, Norway, Poland, Portugal, Slovak Republic, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States; or (b) such purchases would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

      In addition to the above fundamental restrictions, the Fund has undertaken the following non-fundamental restrictions, which may be changed in the future by the Board of Directors ("Board"), without a vote of the shareholders of the
Fund:

      (1) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act; and

      (2) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price.

Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors.

      The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in at least three countries with emerging securities markets. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

      The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

                               INVESTMENT ADVISER

      The Investment Adviser for the Fund is ING Investments, LLC ("Investment Adviser" or "ING Investments"), which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Board, has the overall responsibility for the management of the Fund's portfolio subject to delegation of certain responsibilities to J.P. Morgan Investment Management Inc. ("J.P. Morgan" or "Sub-Adviser") the Fund's Sub-Adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees. ING Groep N.V. seeks to provide a full range of integrated financial services to private, corporate and institutional clients through a variety of distribution channels. The principal executive offices are located at Strawinskylaan 2631, 1077 ZZ Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.


      On February 26, 2001, the name of the Investment Adviser changed from "ING Pilgrim Investments, Inc." to "ING Pilgrim Investments, LLC." On March 1, 2002, the name of the Investment Adviser changed to "ING Investments, LLC."


      ING Investments serves as Investment Adviser pursuant to an Investment Management Agreement between ING Investments and the Fund ("Investment Management Agreement"). Pursuant to the sub-advisory agreement ("Sub-Advisory Agreement") the Investment Adviser has delegated certain management responsibilities to the Sub-Adviser. ING Investments, as Investment Adviser, oversees the investment management of the Sub-Adviser for the Fund. The Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Adviser also provides investment research and analysis. The Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Investment Management Agreement.

      After an initial two year term, the Investment Management Agreement and Sub-Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares, provided that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

      In considering the Investment Management Agreement and Sub-Advisory Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.


      In connection with their deliberations, on August 31, 2004, relating to the Fund's current Investment Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Directors, considered information that had been provided by ING Investments and the Sub-Adviser to the Fund that engages the Fund throughout the year at regular Board Meetings, as well as information furnished for a Board meeting held annually to specifically consider such renewals. This information included the following items: (1) FACT sheets for the Fund that provides information about the performance and expenses of the Fund and its respective peer group, as well as information about the Fund's investment portfolio, objective and strategies; (2) 15(c) Methodology Guide that describes how the FACT sheets were prepared, including how benchmarks and peer groups were selected and how profitability was determined; (3) responses to questions provided by legal counsel to the Directors who are not "interested persons" of the Fund, as defined in the 1940 Act ("Independent Directors"); (4) copies of the form of investment management and sub-advisory agreement; (5) copies of the Form ADV for the investment manager and sub-adviser to the Fund;
(6) financial statements for ING Investments and the sub-adviser to the Fund; and (7) other information relevant to their evaluations.


      The Board was also provided with narrative summaries addressing key factors the Board customarily considers in evaluating the renewal of investment management and sub-advisory agreements, including an analysis for the Fund of how performance and fees compare to its selected peer group and designated benchmarks.

      The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, in relation to renewing the Fund's current Investment Management Agreement and in renewing or approving the Fund's Sub-Advisory Agreement.

      In its renewal deliberations for the Fund, the Board considered that (1) the management fee for the Fund is below the median and the average management fees of its Selected Peer Group, (2) the expense ratio for the Fund is above the median, the average expense ratios, and one standard deviation of the average expense ration of its Selected Peer Group,
(3) the Fund underperformed its benchmark index and Selected Peer Group median for the one- and three-year periods, and (4) the Investment Adviser has taken action to address Board concerns about the Fund's performance.

      After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Sub-Advisory Agreement for the Fund because, among other considerations, (1) the management fee of the Fund is competitive with that of its Selected Peer Group, (2) the expense ratio for the Fund is competitive with that of its Selected Peer Group, (3) the Investment Adviser committed to further address performance concerns by seeking alternative sub-adviser arrangements, and (4) in response to discussions with the Directors, the Investment Adviser agreed to lower the expense limit for the Fund, thereby reducing the Fund's total expenses. Subsequently, the Investment Adviser recommended the engagement of J.P. Morgan as the Fund's sub-adviser.


      At its meeting held on January 6, 2005, the Board determined to appoint J.P. Morgan as Sub-Adviser to the Fund. In reaching its decision to engage J.P. Morgan as the Fund's Sub-Adviser, the Board, including a majority of the Independent Directors, considered the performance of the Fund under its former sub-adviser for the latest one-, three-, and five-year periods. The Board also considered the composite performance of other investment accounts managed by J.P. Morgan in the same or a similar manner as the Fund would be managed. The Board evaluated and discussed other factors, including, but not limited to: (1) the process employed by the J.P. Morgan in managing emerging markets equities, the consistency of that process over time, and measures the Sub-Adviser would use to address the risks of emerging markets equities; (2) the Investment Adviser's view of the reputation of J.P. Morgan; (3) the nature and quality of the services to be provided by J.P. Morgan, including its experience and skill in managing emerging markets accounts and J.P. Morgan's consistently superior track record managing similar emerging markets investments relative to their peers and benchmarks; (4) the benefits of expanding on the Investment Adviser's existing relationship with J.P. Morgan; (5) J.P. Morgan's investment capacity (i.e., ability to provide an adequate level of sub-advisory services in the emerging markets asset class); (6) the fairness of the compensation under the proposed Sub-Advisory Agreement in light of the services to be provided; (7) J.P. Morgan's track record in managing the risks and volatility inherent in emerging markets funds; (8) the qualifications of J.P. Morgan's personnel, portfolio management capabilities and investment methodologies; (9) J.P. Morgan's operations, compliance program, policies with respect to trade allocation and brokerage practices and proxy voting policies and procedures;
(10) J.P. Morgan's financial condition; (11) the costs for the services to be provided by J.P. Morgan and the fact that these costs will be paid by the Investment Adviser and not directly by the Fund; (12) the consistency in investment style and portfolio turnover rates experienced over time by other emerging markets equity portfolios managed by J.P. Morgan; (13) the appropriateness of the selection of J.P. Morgan and the employment of the proposed investment strategy in light of the Fund's proposed investment objective and its current and prospective investor base; (14) J.P. Morgan's Code of Ethics and related procedures for complying with the Code. The Board also considered the advisory fee to be retained by ING Investments for its oversight and monitoring services that will be provided to the Fund; and (15) the Board also considered economies of scale issues including breakpoints in the Sub-Advisory fee in considering the Investment Adviser's profitability.

      During the course of its deliberations, the Board reached the following conclusions regarding J.P. Morgan and the proposed Sub-Advisory Agreement, among others: (1) J.P. Morgan is qualified to manage the Fund's assets in accordance with its investment objective and the investment strategies; (2) the proposed investment objective and strategies are appropriate for pursuing capital appreciation through investment in emerging markets securities and is consistent with the interests of current and prospective investors in the Fund; (3) J.P. Morgan is expected to execute the proposed investment strategies consistently over time; (4) based upon the Board's review of the financial statements of J.P. Morgan, it has sufficient financial resources available to it to fulfill its commitments to the Fund under the proposed Sub-Advisory Agreement; (5) J.P. Morgan appears to have adequate capacity in the emerging markets assets class to be able to invest future inflows into the Fund; (6) based on the experience and background of J.P. Morgan's portfolio management team that would manage the Fund, J.P. Morgan has sufficient personnel resources to manage the Fund; (7) the low portfolio turnover rates of J.P. Morgan's similarly managed accounts indicate that it should be able to manage the Fund's portfolio turnover under normal conditions; and (8) in view of the complexity and quality of the investment management services to be provided by J.P. Morgan to the Fund, the compensation to be paid by the Investment Adviser under the proposed Sub-Advisory Agreement is fair and reasonable in relation to the services to be provided by J.P. Morgan.


      The Investment Management Agreement is terminable without penalty with not less than sixty (60) days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding shares, or upon not less than sixty (60) days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940
Act).

      The Investment Adviser bears the expense of providing its services. For its services, the Fund pays the Investment Adviser a monthly fee in arrears equal to a percentage of the Fund's average daily net assets during the month. The annual investment management fee for the Fund is 0.85% of the average daily net assets of the Fund.

                          EXPENSE LIMITATION AGREEMENT


      The Investment Adviser has entered into an expense limitation agreement with the Fund, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Independent Directors do not exceed 2.50% of the Fund's average daily net assets.


      The Fund may at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed 2.50% of the Fund's average daily net assets. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

      Pursuant to a side agreement dated January 1, 2005, ING Investments has lowered the contractual expense limit for the Fund to 1.75% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. If, after December 31, 2005, ING Investments elects not to renew the side agreement, the expense limit will revert to the limitation in the current expense limitation agreement of 2.50%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

      The expense limitation agreement provides that the expense limitation shall continue until May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the agreement at least thirty (30) days prior to the end of the then-current term. In addition, the agreement shall terminate upon termination of the Investment Management Agreement, or it may be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Adviser at its principal place of business.

      Advisory Fees paid by the Fund and expense reimbursements paid to the Fund are as follows:


                    Total Advisory       Expense         Total Advisory Fees
                    --------------    --------------     -------------------
Year ended 12/31         Fees         Reimbursements            Paid
----------------    --------------    --------------     -------------------
      2004             $197,763          $     0                $197,763
      2003             $142,585          $12,705                $129,880
      2002             $149,240          $     0                $149,240


      Subject to the expense reimbursement provisions described above, other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Fund's net asset value; taxes, if any, and the preparation of the Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Board who are not employees of the Investment Adviser or the Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

                             SUB-ADVISORY AGREEMENT

      The Investment Management Agreement for the Fund provides that the Investment Adviser, with the approval of the Fund's Board, may select and employ investment advisers to serve as a sub-adviser for the Fund, and shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser, executive salaries and expenses of the Directors and Officers of the Fund who are employees of the Investment Adviser or its affiliates. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.


      Pursuant to a Sub-Advisory Agreement between ING Investments and J.P. Morgan effective April 29, 2005, J.P. Morgan serves as Sub-Adviser to the Fund. In this capacity, J.P. Morgan, subject to the supervision and control of the Investment Adviser and the Directors of the Fund, on behalf of the Fund, manages the Fund's portfolio investments, consistently with its investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. The principal address of J.P. Morgan is 522 Fifth Avenue, New York, New York 10036.


      The Sub-Advisory Agreement may be terminated by: (i) the Investment Adviser at any time, upon sixty (60) days' written notice to J.P. Morgan and the Fund; (ii) at any time without payment of a penalty by the Fund, by the Fund's Board or a majority (as that term is defined in the 1940 Act) of the outstanding voting securities of the Fund upon sixty (60) days' written notice to the Investment Adviser and J.P. Morgan; or (iii) by J.P. Morgan upon three (3) months' written notice unless the Fund or the Investment Adviser requests additional time to find a replacement for J.P. Morgan, in which case, J.P. Morgan shall allow the additional time requested by the Fund or Investment Adviser not to exceed three (3) additional months beyond the initial three (3) month notice period; provided, however, that J.P. Morgan may terminate the Sub-Advisory Agreement at any time without penalty, effective upon written notice to the Investment Adviser and the Fund, in the event either J.P. Morgan (acting in good faith) or the Investment Adviser ceases to be registered as an investment adviser under the Advisers Act or otherwise becomes legally incapable of providing investment management services pursuant to its respective contract with the Fund, or in the event the Investment Adviser becomes bankrupt or otherwise incapable of carrying out its obligations under the Sub-Advisory Agreement, or in the event that J.P. Morgan does not receive compensation for its services from the Investment Adviser or the Fund as required by the terms of the Sub-Advisory Agreement. The Sub-Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act). As compensation to the Sub-Adviser for its services to the Fund, the Investment Adviser pays the Sub-Adviser the following:

      0.60% of the first $75 million of the Fund's average daily net assets; 0.50% of the next $75 million of the Fund's average daily net assets; 0.40% of the next $350 million of the Fund's average daily net assets; and 0.35% of the Fund's average daily net assets over $500 million(1).

      (1) For purposes of calculating fees under the Sub-Advisory Agreement, the assets of the Fund shall be aggregated with the assets of ING JP Morgan Emerging Markets Equity Portfolio, a series of ING Investors Trust, which is not a party to the Sub-Advisory Agreement.

      The Sub-Advisory Agreement provides that J.P. Morgan is not subject to liability for any damages, expenses, or losses to the Fund connected with or arising out of any investment advisory services rendered under the agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of reckless disregard of obligations and duties under the Sub-Advisory Agreement.


      The former sub-adviser for the Fund, ING Investment Management Advisors B.V. ("IIMA") served as sub-adviser to the Fund from December 5, 2002 through April 28, 2005. Fees that were payable under the sub-advisory agreement with IIMA were paid annually by ING Investments. ING Investments paid IIMA as compensation for its services at the annual rate of 0.385% of the average daily net assets of the Fund.



      During the fiscal year ended December 31, 2004, the Investment Adviser paid IIMA $89,575 in sub-advisory fees. During the fiscal year ended December 31, 2003, the Investment Adviser paid IIMA $64,583 in sub-advisory fees. During the period December 5, 2002 through December 31, 2002, the Investment Adviser paid IIMA $4,342 in sub-advisory fees.



                               PORTFOLIO MANAGERS



Other Accounts Managed



                     REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                          COMPANIES                      VEHICLES                 OTHER ACCTS
                     ------------------------    -------------------------   ------------------------
                     NUMBER OF      TOTAL        NUMBER OF       TOTAL       NUMBER OF      TOTAL
PORTFOLIO MANAGER    ACCOUNTS       ASSETS        ACCOUNTS       ASSETS      ACCOUNTS       ASSETS
-----------------    ---------   ------------    ----------   ------------   ---------   ------------
Austin Forey            0         N/A                5          $1 billion      2        $ 32 million
Richard Schmidt         1        $112 million        4          $1 billion      4        $617 million



None of the accounts managed are subject to performance fees.



Compensation



      J.P. Morgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of J.P. Morgan's business as a whole.



      Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

      Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.



POTENTIAL CONFLICTS OF INTEREST



      The chart above shows the number, type and market value as of 12/31/04 of the accounts other than the Fund that are managed by the Fund's portfolio managers. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.



      Responsibility for managing J.P. Morgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.



      J.P. Morgan may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for J.P. Morgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, J.P. Morgan could be viewed as having a conflict of interest to the extent that J.P. Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in J.P. Morgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as J.P. Morgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. J.P. Morgan may be perceived as causing accounts it manages to participate in an offering to increase J.P. Morgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If J.P. Morgan's manages accounts that engage in short sales of securities of the type in which the Fund invests, J.P. Morgan could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

      J.P. Morgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:



      Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with J.P. Morgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the sub-adviser may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.



      Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, J.P. Morgan attempts to mitigate any potential unfairness by basing non-pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of J.P. Morgan so that fair and equitable allocation will occur over time.



Ownership of Securities



The following table shows each portfolio manager's ownership of shares of ING VP Emerging Markets Fund as of December 31, 2004: (including investments by their immediate family members and amounts invested through retirement and deferred compensation plans)



Portfolio Manager             Fund           Dollar Range of Fund Shares Owned
-----------------             ---            ---------------------------------
Austin Forey                  N/A                         None
Richard Schmidt               N/A                         None


                  DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES

      The Fund is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

      In addition, the Fund posts its complete portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The complete portfolio holdings schedule is as of the preceding quarter-end (e.g., the Fund will post the quarter-ending June 30 holdings on August 1).

      The Fund also compiles a list composed of its ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

      Investors (both individual and institutional), financial intermediaries that distribute the Fund's shares and most third parties may receive the Fund's annual or semi-annual reports, or view on ING's website, the Fund's complete portfolio holdings schedule. The Top Ten list also is provided in quarterly Fund descriptions that are included in the offering materials of Variable Contracts.


      Other than in regulatory filings or on ING's website, the Fund may provide its complete portfolio holdings to certain unaffiliated third-parties and affiliates when the Fund has a legitimate business purpose for doing so. Specifically, the Fund's disclosure of its portfolio holdings may include disclosure:



            - To the Fund's independent registered public accounting firm, named herein, for use in providing audit opinions;


            - To financial printers for the purpose of preparing Fund regulatory filings;

            - For the purpose of due diligence regarding a merger or acquisition;


            - To a new investment adviser or sub-adviser prior to the commencement of its management of the Fund;


            - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's;

            - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Fund;


            - To service providers, such as proxy voting and class actions services providers, on a daily basis, in connection with their providing services benefiting the Fund;



            - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders; or



            - To an affiliated insurance company or affiliated entities of the insurance company who assist them with this process, on a daily basis, for the purpose of trading to hedge risks that are assumed pursuant to guarantees provided under variable annuity contracts and variable life insurance policies that are issued by such company.


      In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.


      The Fund's Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Investment Adviser, Sub-Adviser, principal underwriter or any affiliated person of the Fund, its Investment Adviser, or its principal underwriter, on the other. Such Policies authorize the Fund's administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Fund's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Investment Adviser, Sub-Adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Fund's administrator to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Fund's administrator reports quarterly to the Board regarding the implementation of the Policies.

      The Fund has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

                                                                           TIME LAG BETWEEN DATE
                                                                          OF INFORMATION AND DATE
          PARTY                         PURPOSE               FREQUENCY    INFORMATION RELEASED
-------------------------     ---------------------------     ---------   -----------------------
Institutional Shareholder     Proxy Voting & Class Action     Daily                 None
Services, Inc.                Services
Charles River Development     Compliance                      Daily                 None

      All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. The Fund's Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving the Fund will be disclosed to the Fund's Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Fund, the Investment Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

                             PROXY VOTING PROCEDURES


      The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund's portfolio securities. The procedures and guidelines delegate to the Investment Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Investment Adviser, the Board has also approved the Investment Adviser's proxy voting procedures, which require the Investment Adviser to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Fund's proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Fund, including procedures of the Investment Adviser, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database (www.sec.gov).


                                   DISTRIBUTOR

      Shares of the Fund are distributed by ING Funds Distributor, LLC (the "Distributor") pursuant to a Distribution Agreement between the Fund and the Distributor. The address of the Distributor is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund. The Fund and the Distributor have agreed to indemnify each other against certain liabilities. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board who are not parties to such agreement or interested persons (as defined in the 1940 Act) of any such party and must be approved either by votes of a majority of the Board or a majority of the outstanding voting securities of the Fund. See the Prospectus for information on how to purchase and sell shares of the Fund. The Distributor, like the Investment Adviser, is a wholly owned indirect subsidiary of ING Groep N.V.


                                  ADMINISTRATOR


      ING Funds Services, LLC ("ING Funds Services" or "Administrator") serves as Administrator for the Fund, pursuant to an Administration Agreement. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Fund's business, except for those services performed by the Investment Adviser under the Investment Management Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the Custodian under the Custodian Agreement, the Transfer Agent under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for monitoring the Fund's in compliance with applicable legal requirements and the investment policies and restrictions of the Fund. The Administrator is an affiliate of the Investment Adviser. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. For its services under the Administration Agreement, ING Funds Services receives an annual fee equal to 0.10% of the Fund's average daily net assets, computed daily and payable monthly.

      Administration fees paid by the Fund are as follows:


Year ended 12/31          Administration Fees
----------------          -------------------
      2004                      $23,266

      2003                      $16,775

      2002                      $17,558

                        SHAREHOLDER SERVICING AGREEMENTS

      The Fund may enter into Shareholder Servicing Agreements with insurance companies or other financial institutions that provide administrative services for the Fund or administrative services, or other, related services to contract holders and policy holders. The services may include: sub-accounting services, answering inquiries of contract holders and policy holders regarding the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to contract holders and policy holders regarding the Fund, and such other related services as the Fund or a contract holder or policy holder may request. The fees paid by the Fund for these services will not exceed 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is made.

                       DIRECTORS AND OFFICERS OF THE FUND

BOARD OF DIRECTORS

      The Fund is managed by its Board. The Fund's Directors and executive officers, their ages, their principal occupations and former affiliations are set forth below:

                                                                                        NUMBER
                                                                                          OF
                                                                                      PORTFOLIOS
                                        TERM OF                                        IN FUND
                                      OFFICE AND                                       COMPLEX
                         POSITION(S)   LENGTH OF                                      OVERSEEN
                          HELD WITH      TIME          PRINCIPAL OCCUPATION(S) -          BY        OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE       FUND       SERVED(1)       DURING THE PAST 5 YEARS        DIRECTOR(2)          BY DIRECTOR
---------------------   ------------  -----------   --------------------------------  -----------  --------------------------
INDEPENDENT DIRECTORS

JOHN V. BOYER(3)          Director     January      Executive Director, The Mark         153             None
7337 East Doubletree                   2005 -       Twain House & Museum(4)
Ranch Rd.                              Present      (September 1989 - Present).
Scottsdale, Arizona
85258
Age: 51

J. MICHAEL EARLEY         Director     February     President and Chief Executive        153             None
7337 East Doubletree                   2002 -       Officer, Bankers Trust Company,
Ranch Rd.                              Present      N.A. (June 1992 - Present).
Scottsdale, Arizona
85258
Age: 59

R. BARBARA GITENSTEIN     Director     February     President, College of New Jersey     153       New Jersey Resources
7337 East Doubletree                   2002 -       (January 1999 - Present).                      (September 2003 -
Ranch Rd.                              Present                                                     Present).
Scottsdale, Arizona
85258
Age: 57

PATRICK W. KENNY(3)       Director     January      President and Chief Executive        153       Assured Guaranty Ltd.
7337 East Doubletree                   2005 -       Officer International Insurance                (November 2003 - Present).
Ranch Rd.                              Present      Society (June 2001 - Present).
Scottsdale, Arizona
85258
Age: 62

WALTER H. MAY             Director    July 2000 -   Retired.                             153       BestPrep (September 1991
7337 East Doubletree                  Present                                                      - Present).
Ranch Rd.
Scottsdale, Arizona
85258
Age: 67

JOCK PATTON               Chairman    July 2000 -   Private Investor (June 1997 -        153       JDA Software Group, Inc.
7337 East Doubletree    and Director  Present       Present).  Formerly, Director                  (January 1999 - Present);
Ranch Rd.                                           and Chief Executive Officer,                   Swift Transportation Co.
Scottsdale, Arizona                                 Rainbow Multimedia Group, Inc.                 (March 2004 - Present).
85258                                               (January 1999 - December 2001).
Age: 58

DAVID W.C. PUTNAM         Director    July 2000 -   President and Director, F.L.         153       Progressive Capital
7337 East Doubletree                  Present       Putnam Securities Company, Inc.                Accumulation Trust
Ranch Rd.                                           and its affiliates; President,                 (August 1998 - Present);
Scottsdale, Arizona                                 Secretary and Trustee, The                     Principled Equity Market
85258                                               Principled Equity Market Fund.                 Fund (November 1996 -
Age: 65                                             Formerly, Trustee, Trust Realty                Present); Mercy Endowment
                                                    Corp.; Anchor Investment Trust;                Foundation (1995 -
                                                    Bow Ridge Mining.                              Present); Director, F.L.
                                                                                                   Putnam Investment
                                                                                                   Management Company
                                                                                                   (December 2001 -
                                                                                                   present); Asian American
                                                                                                   Bank and Trust Company
                                                                                                   (June 1992 - Present);
                                                                                                   Notre Dame Health Care
                                                                                                   Center (1991 - Present);
                                                                                                   F.L. Putnam Securities
                                                                                                   Company, Inc. (June 1998
                                                                                                   - Present); and an
                                                                                                   Honorary

                                                                                        NUMBER
                                                                                          OF
                                                                                      PORTFOLIOS
                                        TERM OF                                        IN FUND
                                      OFFICE AND                                       COMPLEX
                         POSITION(S)   LENGTH OF                                      OVERSEEN
                          HELD WITH      TIME          PRINCIPAL OCCUPATION(S) -          BY        OTHER DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE       FUND       SERVED(1)        DURING THE PAST 5 YEARS       DIRECTOR(2)          BY DIRECTOR
---------------------   ------------  -----------   --------------------------------  -----------  --------------------------
                                                                                                   Trustee, Mercy Hospital
                                                                                                   (1973 - Present).

ROGER B. VINCENT          Director     February     President, Springwell                153       Director, AmeriGas
7337 East Doubletree                   2002 -       Corporation (March 1989 -                      Propane, Inc. (January
Ranch Rd.                              Present      Present).                                      1998 - present).
Scottsdale, Arizona
85258
Age: 59

RICHARD A. WEDEMEYER      Director     February     Retired.  Formerly, Vice             153       None.
7337 East Doubletree                   2001 -       President - Finance and
Ranch Rd.                              Present      Administration, Channel
Scottsdale, Arizona                                 Corporation (June 1996 - April
85258                                               2002).  Trustee, First Choice
Age: 69                                             Funds (February 1997 - April
                                                    2001).

DIRECTORS WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY(5)    Director     February     Chief Executive Officer, ING         200       Trustee, Equitable Life
7337 East Doubletree                   2001 -       U.S. Financial Services                        Insurance Co., Golden
Ranch Rd.                              Present      (September 2001 - Present);                    American Life Insurance
Scottsdale, Arizona                                 Member, ING Americas Executive                 Co., Life Insurance
85258                                               Committee (2001 - Present);                    Company of Georgia,
Age: 48                                             President, Chief Executive                     Midwestern United Life
                                                    Officer and Director of Northern               Insurance Co., ReliaStar
                                                    Life Insurance Company (March                  Life Insurance Co.,
                                                    2001 - October 2002), ING Aeltus               Security Life of Denver,
                                                    Holding Company, Inc. (2000 -                  Security Connecticut Life
                                                    Present), ING Retail Holding                   Insurance Co., Southland
                                                    Company (1998 - Present), and                  Life Insurance Co., USG
                                                    ING Retirement Holdings, Inc.                  Annuity and Life Company,
                                                    (1997 - Present).  Formerly,                   and United Life and
                                                    President ING Life Insurance &                 Annuity Insurance Co.
                                                    Annuity Company (September 1997                Inc; Director, Ameribest
                                                    - November 2002), General                      Life Insurance Co.;
                                                    Manager and Chief Executive                    Director, First Columbine
                                                    Officer, ING Worksite Division                 Life Insurance Co.; and
                                                    (December 2000 - October 2001).                Metro Atlanta Chamber of
                                                                                                   Commerce (January 2003 -
                                                                                                   Present).

JOHN G. TURNER(5)         Director    July 2000 -   Retired.  Formerly, Vice             153       Director, Hormel Foods
7337 East Doubletree                  Present       Chairman of ING Americas                       Corporation (March 2000 -
Ranch Rd.                                           (September 2000 - January 2002);               Present); Director,
Scottsdale, Arizona                                 Chairman and Chief Executive                   ShopKo Stores, Inc.
85258                                               Officer of ReliaStar Financial                 (August 1999 - Present);
Age: 65                                             Corp. and ReliaStar Life                       and Conseco, Inc.
                                                    Insurance Company (July 1993 -                 (September 2003 -
                                                    September 2000); Director of                   Present).
                                                    ReliaStar Life Insurance Company
                                                    of New York (April 1975 -
                                                    December 2000); Director of
                                                    Northern Life Insurance
                                                    Company (March 1995 - April
                                                    2000); Chairman and Trustee of
                                                    the Northstar affiliated
                                                    investment companies (May 1993
                                                    - December 2001).


(1) Directors serve until their successors are duly elected and qualified subject to the Board's retirement policy which states that each duly elected or appointed Independent Director, shall retire from service as a Director at the first regularly scheduled quarterly meeting of the Board that is held after the Director reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Director for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Company under applicable law, whether for purposes of appointing a successor to the Director or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Director or if otherwise necessary under applicable law, in which even the extension would apply until such time as the shareholder meeting can be held or is no longer needed.


(2) For the purposes of this table, "Fund Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Equity Dividend & Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; USLICO Series Fund and ING Partners, Inc.




(3) Commenced service as a Director on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the board of the other Funds in the ING Complex of Funds.



(4) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.



(5) Messrs. McInerney and Turner are deemed to be "interested persons," as defined by the Investment Company Act of 1940, as amended, because of their affiliation with ING Groep N.V., the parent corporation of the Investment Adviser, ING Investments, LLC and the Distributor, ING Funds, Distributor, LLC.



(6)   Mr. McInerney is also a director of the following investment companies:
      ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc. therefore, for the purposes of this table with reference to Mr. McInerney, "Fund Complex" includes these investment companies.

OFFICERS

      Information about the Fund's officers are set forth in the table below:


                                                                TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE FUND  LENGTH OF TIME SERVED(1)                      YEARS
---------------------           ----------------------------  ------------------------  --------------------------------------------
JAMES M. HENNESSY               President and Chief           February 2001 - Present   President and Chief Executive Officer, ING
7337 East Doubletree Ranch Rd.  Executive Officer                                       Investments, LLC(2) (December 2000 -
Scottsdale, Arizona 85258                                                               Present). Formerly, Senior Executive Vice
Age: 56                         Chief Operating Officer       July 2000- Present        President and Chief Operating Officer, ING
                                                                                        Investments, LLC(2) (April 1995 - December
                                                                                        2000) and Executive Vice President, ING
                                                                                        Investments, LLC(2) (May 1998 - June 2000).

MICHAEL J. ROLAND               Executive Vice                February 2002 - Present   Executive Vice President (December 2001 -
7337 East Doubletree Ranch Rd.  President                                               Present) and Chief Compliance Officer
Scottsdale, Arizona 85258                                                               (October 2004 - Present), ING Investments,
Age: 46                                                                                 LLC(2). Formerly, Chief Financial Officer
                                                                                        and Treasurer, ING Investments, LLC (2)
                                                                                        (December 2001 - March 2005); Senior Vice
                                                                                        President, ING Investments, LLC(2) (June
                                                                                        1998 - December 2001).

STANLEY D. VYNER                Executive Vice President      July 2000 - Present       Executive Vice President, ING Investments,
7337 East Doubletree Ranch Rd.                                                          LLC(2) (July 2000 - Present) and Chief
Scottsdale, Arizona 85258                                                               Investment Risk Officer (January 2003 -
Age: 54                                                                                 Present). Formerly, Chief Investment Officer
                                                                                        of the International Portfolios, ING
                                                                                        Investments, LLC(2) (August 2000 - January
                                                                                        2003) and Chief Executive Officer, ING
                                                                                        Investments, LLC(2) (August 1996 - August
                                                                                        2000).

JOSEPH M. O'DONNELL             Chief Compliance Officer      November 2004 - Present   Chief Compliance Officer of the ING Funds
7337 East Doubletree Ranch Rd.                                                          (November 2004 - Present). Formerly, Vice
Scottsdale, Arizona 85258                                                               President, Chief Legal Counsel, Chief
Age: 50                                                                                 Compliance Officer and Secretary of Atlas
                                                                                        Securities, Inc., Atlas Advisers, Inc. and
                                                                                        Atlas Funds (October 2001 - October 2004);
                                                                                        and Chief Operating Officer and General
                                                                                        Counsel of Matthews International Capital
                                                                                        Management LLC and Vice President and
                                                                                        Secretary of Matthews International Funds
                                                                                        (August 1999 - May 2001).

TODD MODIC                      Senior Vice President,        March 2005 - Present      Senior Vice President, ING Funds Services(3)
7337 East Doubletree Ranch Rd.  Chief/ Principal Financial                              (April 2005 - Present). Formerly, Vice
Scottsdale, Arizona 85258       Officer & Assistant                                     President, ING Funds Services, LLC(3)
Age: 37                         Secretary                                               (September 2002 - March 2005); Director of
                                                                                        Financial Reporting, ING Investments, LLC(2)
                                                                                        (March 2001 - September 2002); and Director
                                                                                        of Financial Reporting, Axient
                                                                                        Communications, Inc. (May 2000 - January
                                                                                        2001).

ROBERT S. NAKA                  Senior Vice President and     July 2000 - Present       Senior Vice President and Assistant
7337 East Doubletree Ranch Rd.  Assistant Secretary                                     Secretary, ING Funds Services, LLC(3)
Scottsdale, Arizona 85258                                                               (October 2001 - Present). Formerly, Senior
Age: 41                                                                                 Vice President, ING Funds Services, LLC(3)
                                                                                        (August 1999 - October 2001).

KIMBERLY A. ANDERSON            Senior Vice President         November 2003-Present     Senior Vice President, ING Investments,
7337 East Doubletree Ranch Rd.                                                          LLC(2) (October 2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                               Vice President and Assistant Secretary, ING
Age: 40                                                                                 Investments, LLC(2) (October 2001 - October
                                                                                        2003); and Assistant Vice President, ING
                                                                                        Funds Services, LLC(3) (November 1999 -
                                                                                        January 2001).

ROBYN L. ICHILOV                Vice President and Treasurer  July 2000 - Present       Vice President, ING Funds Services, LLC(3)
                                                                                        (October 2001 - Present)

                                                                TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE FUND  LENGTH OF TIME SERVED(1)                      YEARS
---------------------           ----------------------------  ------------------------  --------------------------------------------
7337 East Doubletree Ranch Rd.                                                          and ING Investments, LLC(2) (August 1997 -
Scottsdale, Arizona 85258                                                               Present).
Age: 37

MARIA M. ANDERSON               Vice President                September 2004 - Present  Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.                                                          (September 2004 - Present). Formerly,
Scottsdale, Arizona 85258                                                               Assistant Vice President, ING Funds
Age: 46                                                                                 Services, LLC(3) (October 2001 - September
                                                                                        2004); and Manager of Fund Accounting and
                                                                                        Fund Compliance, ING Investments,
                                                                                        LLC(2) (September 1999 - October 2001).

LAUREN D. BENSINGER             Vice President                February 2003 - Present   Vice President and Chief Compliance Officer,
7337 East Doubletree Ranch Rd.                                                          ING Funds Distributor, LLC(4) (July 1995 -
Scottsdale, Arizona 85258                                                               Present); and Vice President, ING
Age: 51                                                                                 Investments, LLC(2) (February 1996 -
                                                                                        Present). Formerly, Chief Compliance
                                                                                        Officer, ING Investments, LLC(2) (October
                                                                                        2001 - October 2004).

MARY GASTON                     Vice President                March 2005 - Present      Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.                                                          (April 2005 - Present). Formerly, Assistant
Scottsdale, Arizona 85258                                                               Vice President, Financial Reporting, ING
AGE: 39                                                                                 Investments, LLC(2) (April 2004 - April
                                                                                        2005); Manager, Financial Reporting, ING
                                                                                        Investments, LLC(2) (August 2002 - April
                                                                                        2004); and Controller, Z Seven Fund, Inc.
                                                                                        and Ziskin Asset Management, Inc. (January
                                                                                        2000- March 2002).

SUSAN P. KINENS                 Assistant Vice President      February 2003 - Present   Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                          Services, LLC(3) (December 2002 - Present);
Scottsdale, Arizona 85258                                                               and has held various other positions with
Age: 28                                                                                 ING Funds Services, LLC(3) for more than the
                                                                                        last five years.

KIMBERLY K. PALMER              Assistant Vice President      September 2004 - Present  Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                          Services, LLC(3) (August 2004 - Present).
Scottsdale, Arizona 85258                                                               Formerly, Manager, Registration Statements,
Age: 47                                                                                 ING Funds Services, LLC(3) (May 2003 -
                                                                                        August 2004); Associate Partner, AMVESCAP
                                                                                        PLC (October 2000 - May 2003); and Director
                                                                                        of Federal Filings and Blue Sky Filings,
                                                                                        INVESCO Funds Group, Inc. (March 1994 - May
                                                                                        2003).

HUEY P. FALGOUT, JR.            Secretary                     August 2003-Present       Chief Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                          Services (September 2003 - Present).
Scottsdale, Arizona 85258                                                               Formerly, Counsel, ING Americas, U.S. Legal
Age: 41                                                                                 Services (November 2002 - September 2003);
                                                                                        and Associate General Counsel of AIG
                                                                                        American General (January 1999 - November
                                                                                        2002).

THERESA K. KELETY               Assistant Secretary           August 2003-Present       Counsel, ING Americas, U.S. Legal Services
7337 East Doubletree Ranch Rd.                                                          (April 2003 - Present). Formerly, Senior
Scottsdale, Arizona 85258                                                               Associate with Shearman & Sterling (February
Age: 42                                                                                 2000 - April 2003); and Associate with
                                                                                        Sutherland Asbill & Brennan (1996 - February
                                                                                        2000).

ROBIN R. NESBITT                Assistant Secretary           September 2004 - Present  Supervisor, Board Operations, ING Funds
7337 East Doubletree Ranch Rd.                                                          Services, LLC (3) August 2003 to Present).
                                                                                        Formerly, Senior Legal Analyst, ING Funds
                                                                                        Services,

                                                                TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE FUND  LENGTH OF TIME SERVED(1)                      YEARS
---------------------           ----------------------------  ------------------------  --------------------------------------------
Scottsdale, Arizona 85258                                                               LLC (3) (August 2002 - August 2003);
Age: 31                                                                                 Associate, PricewaterhouseCoopers (January
                                                                                        2001 - August 2001); and Paralegal, McManis,
                                                                                        Faulkner & Morgan (May 2000 - December
                                                                                        2000).


(1) The officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.

(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

                                      BOARD

      The Board governs the Fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

FREQUENCY OF BOARD MEETINGS


      The Board currently conducts regular meetings six (6) times a year. The Audit and Valuation and Proxy Voting Committees meet regularly four (4) times per year, the Investment Review Committee meets six (6) times a year and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.


      Committees


      An Executive Committee of the Board was formed in order to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of two (2) Independent Directors and two (2) Directors who are "interested persons" as defined in the 1940 Act. The following Directors serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Patton serves as Chairman of the Committee. The Executive Committee held three (3) meetings during the fiscal year ended December 31, 2004.



      The Board has an Audit Committee whose function is to meet with the independent registered public accounting firm of the Fund to review the scope of the Fund's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee operates pursuant to a Charter approved by the Board. The Audit Committee currently consists of four (4) Independent Directors: Messrs. Earley, Kenny, Vincent and Putnam. Mr. Earley serves as Chairman of the Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2004.



      The Board has a Valuation and Proxy Voting Committee (formerly, the Valuation Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Fund for which market value quotations are not readily available and overseeing management's administration of proxy voting. The Valuation and Proxy Committee operates pursuant to a Charter approved by the Board. The Valuation and Proxy Committee currently consists of five (5) Independent Directors: Messrs. May, Boyer, Patton, and Wedemeyer and Dr. Gitenstein. Mr. May serves as Chairman of the Committee. The Valuation and Proxy Voting Committee held four (4) meetings during the fiscal year ended December 31, 2004.



      The Board has established a Nominating and Governance Committee (formerly, the Nominating Committee) for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustees vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary; (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities;
(4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self evaluation process.



      In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund's Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as director: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.



      The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder services meeting to elect directors, any such submission must be delivered to the Fund's Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Fund with the SEC.



      The Nominating and Governance Committee consists of four (4) Independent
Directors: Messrs. May, Kenny and Wedemeyer and Dr. Gitenstein. Dr. Gitenstein serves as Chairperson of the Committee. The Nominating Committee held two (2) meetings during the fiscal year ended December 31, 2004.



      The Board has established an Investment Review Committee to monitor the investment performance of the Fund and make recommendations to the Board with respect to the Fund. The Investment Review Committee for the domestic equity funds currently consists of four (4) Independent Directors and one Director who is an "interested person," as defined in the 1940 Act: Messrs. Kenny, Putnam, Earley, Turner and Vincent. Mr. Vincent serves as Chairman of the Investment Review Committee for the domestic equity funds. The Investment Review Committee for the domestic equity funds held four (4) meetings during the fiscal year ended December 31, 2004. The Investment Review Committee for the international and fixed income funds currently consists of five (5) Independent Directors and one Director who is an "interested person" as defined in the 1940 Act: Dr. Gitenstein and Messrs. Patton, May, Boyer, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairman of the Investment Review Committee for the international and fixed income funds. The Investment Review Committee for the international and fixed income funds held four (4) meetings during the fiscal year ended December 31, 2004.

      The Board has established a Compliance Committee for the purpose of coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Funds. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Compliance Committee currently consists of three
(3) Independent Directors: Messrs. Boyer, Earley and Patton. Mr. Boyer serves as Chairman of the Committee. The Compliance Committee held one (1) meeting during the fiscal year ended December 31, 2004.



      The Board has a Contracts Committee whose primary function is to review all investment advisory, sub-advisory and all annually renewable agreements as well as make recommendations to the Board regarding the continuation of existing contractual relationships. The Contracts Committee is also responsible for recommending new contracts when additional funds are established or there is a change in an advisory relationship. The Contracts Committee operates pursuant to a Charter approved by the Board. The Contracts Committee currently consists of five (5) Independent Directors: Messrs. Boyer, May, Patton, Vincent and Wedemeyer. Mr. Vincent serves as Chairman of the Committee. The Contracts Committee held two (2) meetings during the fiscal year ended December 31, 2004.


                        DIRECTOR OWNERSHIP OF SECURITIES

SHARE OWNERSHIP POLICY


      In order to further align the interests of the Independent Directors with shareholders, it is the policy of the Board for the Independent Directors to own, beneficially, shares of one or more of the funds managed by ING entities at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a Variable Contract whose proceeds are invested in the Fund.


      Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Director must equal at least $50,000. Existing Directors shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Director shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Director. A decline in the value of any Fund investments will not cause a Director to have to make any additional investments under this Policy.

      Set forth below is the dollar range of equity securities owned by each Director as of December 31, 2004.


                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                       DOLLAR RANGE OF EQUITY   SECURITIES IN ALL REGISTERED INVESTMENT
                      SECURITIES IN FUND AS OF     COMPANIES OVERSEEN BY DIRECTOR IN
  NAME OF DIRECTOR        DECEMBER 31, 2004          FAMILY OF INVESTMENT COMPANIES
--------------------  ------------------------  ---------------------------------------
INDEPENDENT DIRECTOR
John V. Boyer(1)                None                             None

                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                       DOLLAR RANGE OF EQUITY   SECURITIES IN ALL REGISTERED INVESTMENT
                      SECURITIES IN FUND AS OF      COMPANIES OVERSEEN BY DIRECTOR IN
  NAME OF DIRECTOR        DECEMBER 31, 2004          FAMILY OF INVESTMENT COMPANIES
-------------------   ------------------------- ---------------------------------------
Paul S. Doherty(2)                None                          Over $100,000

J. Michael Earley                 None                       $ 50,001 - 100,000

R. Barbara Gitenstein             None                       $ 50,001 - 100,000

Patrick W. Kenny(1)               None                        $ 10,001 - 50,000

Walter H. May                     None                          Over $100,000

Jock Patton                       None                        $ 10,001 - 50,000

David W. C. Putnam                None                          Over $100,000

Blaine E. Rieke(2)                None                       $ 50,001 - 100,000

Roger B. Vincent                  None                          Over $100,000

Richard A. Wedemeyer              None                       $ 50,001 - 100,000

DIRECTORS WHO ARE
"INTERESTED PERSONS"

Thomas J. McInerney               None                          Over $100,000

John G. Turner                    None                          Over $100,000



(1) Commenced services as Director on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the board of the other Funds in the ING Complex of Funds.


(2)   Retired as Director on December 31, 2004.

                  INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

      Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership in securities of the Fund's Investment Adviser, the Distributor, or its principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Adviser or principal underwriter of the Fund (not including registered investment companies) as of December 31, 2004.


                           NAME OF
                         OWNERS AND
                        RELATIONSHIP                            VALUE OF   PERCENTAGE OF
NAME OF DIRECTOR         TO DIRECTOR  COMPANY  TITLE OF CLASS  SECURITIES      CLASS
----------------        ------------  -------  --------------  ----------  -------------
John V. Boyer(1)             N/A        N/A         N/A            $0           N/A
Paul S. Doherty(2)           N/A        N/A         N/A            $0           N/A

J. Michael Earley            N/A        N/A         N/A            $0           N/A
R. Barbara Gitenstein        N/A        N/A         N/A            $0           N/A
Patrick W. Kenny(1)          N/A        N/A         N/A            $0           N/A
Walter H. May                N/A        N/A         N/A            $0           N/A
Jock Patton                  N/A        N/A         N/A            $0           N/A
David W. C. Putnam           N/A        N/A         N/A            $0           N/A
Blaine E. Rieke(2)           N/A        N/A         N/A            $0           N/A
Roger B. Vincent             N/A        N/A         N/A            $0           N/A
Richard A. Wedemeyer         N/A        N/A         N/A            $0           N/A



(1) Commenced services as Director on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the board of the other Funds in the ING Complex of Funds.


(2)   Retired as Director on December 31, 2004.

                            COMPENSATION OF DIRECTORS


      The Fund pays each Director who is not an interested person a pro rata share, as described below of: (i) (Messrs. Patton, Earley, May, Boyer, Wedemeyer and Dr. Gitenstein, as Chairpersons of committees of the Board, each receives an additional annual retainer of $30,000, $20,000, $10,000, $10,000, $20,000 and
$2,500(1), respectively. Additionally, as Chairperson of the Investment Review and Contract Committees, Mr. Vincent receives an additional retainer of $20,000 and $15,000, respectively); (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Fund is based on the average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser or its affiliates, Directed Services, Inc. and ING Life Insurance and Annuity Company, for which the Directors serve in common as Directors/Trustees.


      The following table sets forth information provided by the Fund's Investment Adviser regarding compensation of Directors by the Fund and other funds managed by ING Investments and its affiliates for the fiscal year ended December 31, 2004. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other funds managed by ING Investments.


(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $625, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $2,500.

                                             COMPENSATION TABLE


                             AGGREGATE    PENSION OR RETIREMENT  ESTIMATED ANNUAL      TOTAL COMPENSATION FROM
                            COMPENSATION   BENEFITS ACCRUED AS    BENEFITS UPON          REGISTRANT AND FUND
NAME OF PERSON, POSITION   FROM THE FUND  PART OF FUND EXPENSES   RETIREMENT (1)   COMPLEX PAID TO DIRECTORS(2)(3)
------------------------   -------------  ---------------------  ----------------  -------------------------------
John V. Boyer(4)                N/A                N/A                 N/A                    $  92,625
Director
Paul S. Doherty(5)             $ 74                N/A                 N/A                    $ 106,000
Director
J. Michael Earley              $ 65                N/A                 N/A                    $  91,000
Director
Barbara Gitenstein             $ 73                N/A                 N/A                    $ 104,000
Director
Patrick W. Kenny(4)             N/A                N/A                 N/A                    $  75,625
Director
Walter H. May                  $ 91                N/A                 N/A                    $ 130,000
Director
Thomas J. McInerney (6)         N/A                N/A                 N/A                          N/A
Director
Jock Patton                    $ 89                N/A                 N/A                    $ 126,000
Director
David W.C. Putnam              $ 70                N/A                 N/A                    $ 101,000
Director
Blaine E. Rieke(5)             $ 72                N/A                 N/A                    $ 102,000
Director
John G. Turner(6)               N/A                N/A                 N/A                          N/A
Director
Richard A. Wedemeyer           $ 77                N/A                 N/A                    $ 110,000
Director
Roger Vincent                  $ 77                N/A                 N/A                    $ 110,000
Director



1) The Funds have adopted a retirement policy under which a Director who has served as an Independent Director for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Director for one year of service. The amount reflected is compensation from all Funds in the Complex.



2) Director compensation includes compensation paid by Funds that are not discussed in the Prospectus or SAI.



3) Represents compensation from 113 funds (total in complex as of December 31, 2004). Does not include Funds that are a series of ING Partners, Inc.



4) Commenced services as Director on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the board of the other Funds in the ING Complex of Funds. The compensation listed as "Aggregate Compensation from the Fund" is estimated for the fiscal year ended December 31, 2005. The compensation listed as "Total Compensation From Registrant and Fund Complex paid to Directors" reflects fees paid by ING Partners, Inc.



5)    Retired as Director on December 31, 2004.



6) "Interested Person" as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of the Investment Adviser, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC. Officers and Directors who are "interested persons" do not receive any compensation from the Fund.





                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


      The Investment Management Agreement or Sub-Advisory Agreement authorizes the Investment Adviser or Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. In all purchases and sales of securities for the portfolio of the Fund, the primary consideration is to obtain the most favorable execution available. Pursuant to the Investment Management Agreement and Sub-Advisory Agreement, the Investment Adviser or Sub-Adviser determines, subject to the instructions of and review by the Fund's Board, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute portfolio transactions of the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of the Investment Adviser or Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

      In placing portfolio transactions, the Investment Adviser or Sub-Adviser will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. The Investment Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Fund. Under these programs, the participating broker-dealers will return to the Fund a portion of the brokerage commissions (in the form of a credit to the Fund) paid to the broker-dealers to pay certain expenses of the Fund. These commission recapture payments benefit the Fund, and not the Investment Adviser or Sub-Adviser.

      In selecting a broker-dealer, the Investment Adviser or Sub-Adviser will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. The Investment Adviser or the Sub-Adviser may also take into account the quality of research and related services that can be provided by a broker-dealer, provided that the Investment Adviser or Sub-Adviser makes a good faith determination that the broker commission paid by the Fund is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the 1934 Act, the Investment Adviser or Sub-Adviser may cause the Fund to pay a broker-dealer, which provides "brokerage and research services" (as defined in the 1934 Act) to the Investment Adviser or Sub-Adviser, commissions for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting the transaction.

      For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transaction for the clients of the managers. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, the Investment Adviser or Sub-Adviser may receive research services from broker-dealers with which the Investment Adviser or Sub-Adviser places the Fund's securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and the Investment Adviser or Sub-Adviser does not bear the expense of these services if provided by a broker-dealer that executes trades for the Fund, and the advisory fee paid to the Investment Adviser or sub-advisory fee paid to the Sub-Adviser is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to the

Investment Adviser or the Sub-Adviser in advising the Fund and other clients, although not all of the research services received by the Investment Adviser or Sub-Adviser will necessarily be useful and of value in managing the Fund. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by the Investment Adviser or Sub-Adviser for the execution of securities transactions for the Fund. In addition, in negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by the Investment Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.


      In negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by the Investment Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.


      Portfolio transactions may be executed by brokers affiliated with the ING Groep N.V. or the Investment Adviser or Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

      Purchases of securities for the Fund also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Fund will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

      Some securities considered for investment by the Fund may also be appropriate for other clients served by the Fund's Investment Adviser or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients serviced by the Investment Adviser or Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Adviser's or Sub-Adviser's other clients in a manner deemed fair and reasonable by the Investment Adviser or Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Investment Adviser or Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the ING Funds seek to acquire the same security at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security.

      The Fund anticipates that its brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. Fixed commissions of foreign stock exchange transactions are generally higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States.

      The Fund engages in portfolio trading when the Investment Adviser or Sub-Adviser concludes that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

      The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.


      The brokerage commissions paid by the Fund and the Fund's portfolio turnover rate for the last three fiscal years are as follows: For 2004, the Fund's portfolio turnover rate was 120% and the Fund paid $113,087 in brokerage commissions and of that amount, $0 was paid for with soft dollars. For 2003, the Fund's portfolio turnover rate was 123% and the Fund paid $99,546 in brokerage commissions and of that amount, $0 was paid for with soft dollars. For 2002, the Fund's portfolio turnover rate was 132% and the Fund paid $142,334 in brokerage commissions and of that amount, $0 was paid for with soft dollars.


      During the fiscal year ended December 31, 2004, the Fund paid affiliated persons of the Fund brokerage commissions as follows:


                                          % of Total                          % of Total
  Affiliated    Affiliated   Total Fund      Fund     Affiliated  Total Fund     Fund
    Broker       Principal    Principal    Principal  Commission  Commission  Commission
-------------  -----------  ------------  ----------  ----------  ----------  ----------
NG Baring LLC  $  226,871   $ 49,042,617     0.46%       $ 455    $  113,088     0.40%


      During the fiscal year ended December 31, 2003, the Fund paid affiliated persons of the Fund brokerage commissions as follows:

                                               % of Total                          % of Total
  Affiliated         Affiliated   Total Fund      Fund     Affiliated  Total Fund     Fund
    Broker            Principal    Principal    Principal  Commission  Commission  Commission
------------------   ----------- ------------  ----------  ----------  ----------  ----------
ING Baring Limited   $  495,797  $ 29,323,000     1.69%    $    1,236  $   99,546     1.24%

      During the fiscal year ended December 31, 2002, the Fund paid affiliated persons of the Fund brokerage commissions as follows:

                                               % of Total                          % of Total
    Affiliated      Affiliated   Total Fund       Fund     Affiliated  Total Fund     Fund
      Broker         Principal    Principal     Principal  Commission  Commission  Commission
------------------  ----------  -------------  ----------  ----------- ----------  ----------
ING Baring Limited  $   80,110  $ 113,076,000     0.07%    $    1,642  $  142,334    1.15%

                             CAPITAL STOCK STRUCTURE

      Individual Variable Contract holders are not shareholders of the Fund. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their Variable Contract. Shares of the Fund are not offered directly to the general public.

      If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Fund shares.

DIVIDENDS, DISTRIBUTIONS, VOTING, PREEMPTIVE AND REDEMPTION RIGHTS

      Shareholders of the Fund are given voting rights. Each share of the Fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for Variable Contracts. Participating Insurance Companies provide Variable Contract holders the right to direct the voting of Fund shares at shareholder meetings to the extent required by law. See the Separate Account prospectus for the Variable Contract for more information regarding the pass-through of these voting rights.

      The Fund's shareholders are entitled to such dividends or distributions as may be declared from time to time by the Board. In the event of liquidation or dissolution of the Fund, the shareholders are entitled to receive the assets of the Fund less the liabilities allocated to the Fund.

      Each share of common stock has one vote and shares equally in dividends and distributions when and if declared by the Fund and in the Fund's net assets upon liquidation. All shares, when issued, are fully paid and non-assessable. There are no preemptive, conversion or exchange rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Directors can elect all Directors and the remaining shareholders would not be able to elect any Directors.

      The Fund will not normally hold annual shareholder meetings except as required by the 1940 Act. Special shareholder meetings for any purpose may be called by the Chairman of the Board, if any, the Board or the President and shall be called by the Secretary for the purpose of removing a Director and for all other purposes whenever the shareholders entitled to at least ten percent (10%) of all the votes entitled to be cast at such a meeting shall make a duly authorized request that such meeting be called. Such request shall state the purpose of such meeting and the matters proposed to be acted on thereat, and no other business shall be transacted at any such special meeting. In addition, the Directors will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Director when requested to do so in writing by the record holders of not less than ten percent (10%) of the Fund's outstanding shares.

The Fund will assist such shareholders in any such communication between shareholders and Directors.

                                 NET ASSET VALUE

      As noted in the Prospectus, the NAV and offering price of the Fund's shares will be determined once daily as of the close of regular trading ("Market Close") on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "Net Asset Value" in the "Information for Investors" section of the Prospectus. The long-term debt obligations held in the Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

      The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund's NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.


      If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund's NAV is calculated such event may be cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund's valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund NAV.


      Options on securities, currencies, futures and other financial instruments purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

      The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

      In computing the NAV for a class of shares of the Fund, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.


      Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to ensure that all orders are transmitted timely to the Fund. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.


                                   TAX MATTERS


      The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in the Fund by the separate accounts of life insurance companies for the purpose of funding Policies. Unless otherwise stated, this summary deals only with the status of the Fund as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code ("Code") and the application of the diversification rules under section 817(h) of the Code. It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are not domiciled in the United States. This summary is based on the Code, United States Treasury regulations thereunder ("Treasury Regulations") and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, possibly on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Fund.


      The Fund intends to qualify as a "RIC" under the provisions of Subchapter M of the Code. If the Fund qualifies as a "RIC" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.


      To qualify to be taxed as a RIC, the Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies;
(b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), or of two or more issuers which the

Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

      Generally, in order to avoid a 4% nondeductible excise tax, the Fund must distribute to its shareholders during the calendar year the following amounts:

   - 98% of the Fund's ordinary income for the calendar year;

   - 98% of the Fund's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Fund were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

   - any undistributed ordinary income or capital gain net income for the prior year.

      The excise tax generally is inapplicable to any RIC whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding Variable Contracts. Although the Fund believes that it is not subject to the excise tax, the Fund intends to make the distributions required to avoid the imposition of such a tax.

      The Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by the Fund either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the Fund to qualify as a RIC would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.


      For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.



      Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.



      With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Fund satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.



      The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular fund. You may not select or direct the purchase or sale of a particular investment of a fund. All investment decisions concerning the fund must be made by the portfolio manager for such fund in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a fund.



      Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a fund such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts.



      The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

      For information concerning the federal income tax consequences to the holders of a Contract or Policy, such holders should consult the prospectuses for their particular Contract or Policy.

                             PERFORMANCE CALCULATION

      For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, rules promulgated by the SEC, a fund's advertising performance must include total return quotations calculated according to the following formula:

P(1 + T)(To the power of n) = ERV

Where: P = a hypothetical initial payment of $1,000

       T =  average annual total return,

       n = number of years (1, 5 or 10)

       ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5 or 10 year period, at the end of such period (or fractional portion thereof).

      Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods of the Fund's existence or such shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or T in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.

      The Fund may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the Fund's total return, the Fund calculates its aggregate total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in advertising than the information prescribed under Item 21 of Form N-1A.

      The Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services, which monitor the performance of mutual funds. The Fund may also advertise mutual fund performance rankings, which have been assigned to it by such monitoring services.


      Pursuant to the SEC calculation, the Fund's average total rate of return for the one year, five year and ten year period ended December 31, 2004 was 21.71%, (2.82)% and 2.62%, respectively.


                                OTHER INFORMATION

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


      As of March 21, 2005, the Directors and officers as a group owned of record and beneficially less than 1% of the Fund's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Fund, except as set forth below. Unless otherwise indicated below, the Fund has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding its portfolio without the consent or approval of shareholders.



                                      CLASS OF  PERCENTAGE OF  PERCENTAGE OF
                                     ---------  -------------  -------------
                ADDRESS              OWNERSHIP      CLASS          FUND
                -------              ---------  -------------  -------------
ING Life Insurance & Annuity Co.        N/A         47.38%         47.38%
ACES Separate Account B
Valuations Processing Department
151 Farmington Avenue - RSMA
Hartford, CT  06156-0001

Kemper Investors Life Insurance Co.     N/A         30.50%         30.50%
Variable Annuity Separate Account
Attn:  Karen Porte
1600 McConnor Parkway
Schaumburg, IL  60196-6800

Symetra Life Insurance Company          N/A         15.12%         15.12%
Retirement Services
Attn:  Lisa Suhm
4854 154th PL NE
Redmond, WA  98052-9664


*     May be deemed to be a control person.


**    Beneficial Owner


                                 CODE OF ETHICS


      The Fund, the Investment Adviser, the Sub-Adviser and the Distributor have adopted a code of ethics ("Code of Ethics" or written supervisory procedures) governing personal trading activities of all Directors, officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading of securities that may be purchased or held by the Fund or of Fund shares. The Code of Ethics also prohibits short-term trading of the Fund by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with the Fund's Compliance Department and to report all transactions on a regular basis. The Sub-Adviser has adopted its own Code of Ethics to govern the personal trading activities of its personnel.

                                 TRANSFER AGENT


      DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141-9368, has been retained to act as the Fund's transfer agent and dividend disbursing agent.


                                    CUSTODIAN


      The Bank of New York, Inc. ("BONY"), One Wall Street, New York, New York 10286, has been retained to act as custodian for the Fund's portfolio securities including those to be held by foreign banks and foreign securities depositories that qualify as eligible foreign custodians under the rules adopted by the SEC and for the Fund's domestic securities and other assets. Effective January 1, 2004, the cash and securities owned by the Fund will be held by BONY, as Custodian, which takes no part in the decisions relating to the purchase or sale of the Fund's portfolio securities.


            COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


      Dechert LLP, 1775 I Street, NW, Washington, D.C. 20006, will pass upon legal matters for the Fund in connection with the offering of its shares. KPMG LLP has been selected as the independent registered public accounting firm for the Fund and is located at 99 High Street, Boston, Massachusetts 02110.


                             REPORTS TO SHAREHOLDERS

      The fiscal year of the Fund ends on December 31. The Fund will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

                             REGISTRATION STATEMENT

      A registration statement has been filed with the SEC under the 1933 Act and the 1940 Act. The Prospectus and this SAI do not contain all information set forth in the registration statement, its amendments and exhibits thereto that the Fund has filed with the SEC, Washington, D.C., to all of which reference is hereby made.

                              FINANCIAL STATEMENTS


      The Financial Statements and the independent registered public accounting firm's reports thereon, appearing in the Fund's Annual Report for the period ending December 31, 2004, are incorporated by reference into this SAI. The Fund's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800- 992-0180.

                                        Appendix A

                                   ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES

I.    INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.   VALUATION AND PROXY VOTING COMMITTEE

The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination


-----------------

(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.  DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.   APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.

V.    VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

      A.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

      B.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

      The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a "Non-Vote").

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

            2.    NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

            If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

            If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.    Referrals to a Fund's Valuation and Proxy Voting Committee

            A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

            The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a "Non-Vote").

            The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.   CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.  REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                   EXHIBIT 1
                                     TO THE
                                   ING FUNDS
                            PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                ING FUNDS TRUST
            ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                              ING INVESTORS TRUST
                              ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                          ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES

I.    INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.   ROLES AND RESPONSIBILITIES

      A.    Proxy Coordinator

      The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

      Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

      Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

      B.    Agent

      An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

      The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation and Proxy Voting Committee ("Committee").

      The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

      Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

      C.    Proxy Group

      The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

      A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

      A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.


      For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

      If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

      If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

      The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

      D.    Investment Professionals

      The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.  VOTING PROCEDURES

      A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

      B.    Routine Matters

      The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

      C.    Matters Requiring Case-by-Case Consideration

      The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

      Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

      The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

            2.    NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.   ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

      A.    Assessment of the Agent

            The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

            Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

      B.    Conflicts of Interest

            The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

            In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

            For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

            The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.    REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

         NAME                         TITLE OR AFFILIATION
Stanley D. Vyner          Chief Investment Risk Officer and Executive Vice
                          President of ING Investments, LLC

Karla J. Bos              Proxy Coordinator for the ING Funds and Manager -
                          Special Projects, ING Funds Services, LLC

Maria Anderson            Vice President of Fund Compliance, ING Funds
                          Services, LLC

Michael J. Roland         Executive Vice President and Chief Financial Officer
                          of ING Investments, LLC; Vice President, ING Life Insurance
                          and Annuity Company; and Assistant Secretary, Directed
                          Services, Inc.

Todd Modic                Vice President of Financial Reporting - Fund
                          Accounting of ING Funds Services, LLC

Theresa K. Kelety, Esq.   Counsel, ING Americas US Legal Services

Effective as of April 21, 2004

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

I.   INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.  GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.    THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (e.g., director emeritus or advisory director) in calculations with respect to majority board independence.

Consider nominees who sit on more than six public company boards on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

      (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

      (2)   Only if the director's legal expenses would be covered.

2.    PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.    AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.    PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.    TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.    MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

      - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

      -     If the dissidents agree, the policy remains in place.

      - If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.    CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.

      - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

      - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

      - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.

Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.    EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.

Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

      AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

      Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

      AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

      Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

      AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

      Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
      Section 162(m) should be evaluated on a CASE-BY-CASE basis.

      APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

      Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive

Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.    STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.   MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.   MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.   SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.   GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

      -     the opening of the shareholder meeting

      - that the meeting has been convened under local regulatory requirements

      -     the presence of quorum

      -     the agenda for the shareholder meeting

      -     the election of the chair of the meeting

      - the appointment of shareholders to co-sign the minutes of the meeting

      -     regulatory filings (e.g., to effect approved share issuances)

      - the designation of inspector or shareholder representative(s) of minutes of meeting

      - the designation of two shareholders to approve and sign minutes of meeting

      -     the allowance of questions

      -     the publication of minutes

      -     the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS

With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS

Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES

Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

      -     it is editorial in nature;

      -     shareholder rights are protected;

      -     there is negligible or positive impact on shareholder value;

      -     management provides adequate reasons for the amendments; or

      -     the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:

      - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.

      - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Articles of Amendment and Restatement dated July 26, 2000 - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

   (2) Articles of Amendment effective on April 30, 2001 - Filed as an exhibit to Post-Effective Amendment No. 9 to the Registrant's Form N-1A Registration Statement on April 26, 2001 and incorporated herein by reference.

   (3) Articles of Amendment effective on May 1, 2002 - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

(b) By-Laws - Filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant's Form N-1A Registration Statement on April 11, 1997 and incorporated herein by reference.

(c) Rights of Holders - Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant's Form N-1A Registration Statement on April 24, 1998 and incorporated herein by reference.

(d)(1) Investment Management Agreement between Lexington Emerging Markets Fund, Inc. and Pilgrim Investments, Inc. dated September 1, 2000 - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

          (i) First Amendment, effective as of September 2, 2004, to the Investment Management Agreement, - filed herein.

          (ii) Schedule of Approvals to the Investment Management Agreement - filed herein.

   (2) Termination letter between ING Investments, LLC and ING Investment Management Advisors B.V. dated February 28, 2005 - filed herein.

   (3) Amended and Restated Expense Limitation Agreement between ING VP Emerging Markets Fund, Inc. and ING Investments, LLC dated February 1, 2005 - filed herein.

   (4) Form of Sub-Advisory Agreement between ING Investments, LLC and J.P. Morgan Investment Management Inc. - filed as an exhibit to Post Effective Amendment No. 15 to the Registrant's Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

   (5) Form of Amended and Restated Investment Management Agreement between ING VP Emerging Markets Fund, Inc. and ING Investments, LLC
          - filed herein.

(e)(1) Distribution Agreement between Lexington Emerging Markets Fund, Inc. and Pilgrim Securities, Inc. dated September 1, 2000 - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

          (i) Substitution Agreement between ING VP Emerging Markets Fund, Inc. and ING Funds Distributor, LLC dated October 8, 2002, to the Distribution Agreement dated September 1, 2000 - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

(f) Retirement Plan for Eligible Directors - Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant's Form N-1A Registration Statement on April 24, 1998 and incorporated herein by reference.

(g)(1)    Custody Agreement with The Bank of New York dated as of January
          6, 2003 - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A, dated December 28, 2004, to the Custody Agreement with The Bank of New York - filed herein.

   (2) Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A, dated as of December 28, 2004, to the Foreign Custody Manager Agreement with The Bank of New York - filed herein.

          (ii) Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York dated as of June 6, 2003 - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

   (3) Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A, dated as of December 21, 2004, to the Securities Lending Agreement and Guaranty with The Bank of New York - filed herein.

(h)(1) Administration Agreement between Lexington Emerging Markets Fund, Inc. and Pilgrim Group, Inc. dated July 26, 2000 - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

          (i) Amendment to Administration Agreement between Registrant and ING Pilgrim Group, LLC dated November 2, 2001 - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

          (ii) Amended and Restated Schedule A to the Administration Agreement between Lexington Emerging Markets Fund, Inc. and Pilgrim Group, Inc. - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

   (2) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A, dated December 28, 2004, to the Fund Accounting Agreement with The Bank of New York - filed herein.

   (3) Agency Agreement dated November 30, 2000 - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

          (i) Amended and Restated Exhibit A, dated as of December 13, 2004, to the Agency Agreement - filed herein.

   (4) Allocation Agreement in reference to Fidelity Bond dated May 24, 2002 - Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

   (5) Allocation Agreement in reference to Directors and Officers Liability dated May 24, 2002 - Filed as an exhibit to
          Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 16, 2004 and incorporated herein by reference.

(i) Opinion of Counsel - Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant's Form N-1A Registration Statement on April 24, 1998 and incorporated herein by reference.

(j)(1)    Consent of Dechert LLP - filed herein.

   (2) Consent of independent registered public accounting firm - filed herein.

(k)       N/A

(l)       N/A

(m)       N/A

(n)       N/A

(o)       N/A

(p)(1) ING Funds and Advisers Code of Ethics effective as of February 1, 2005 - filed as an exhibit to Post Effective Amendment No. 15 to the Registrant's Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

   (2) J.P. Morgan Investment Management Inc. Code of Ethics - filed as an exhibit to Post Effective Amendment No. 15 to the Registrant's Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See "Management of the Fund" in the Prospectus and Statement of Additional Information.

ITEM 25. INDEMNIFICATION

Under the terms of the Maryland General Corporation Law, and the Company's By-Laws, the Company shall indemnify its officers to the same extent as its directors and to such further extent as the Company's Articles of Incorporation is consistent with law. The Company shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. The indemnification and other rights provided by the By-Laws shall continue as to a person who has ceased to be a director or officer and shall insure to the benefit of the heirs, executors and administrators of such a person. The By-Laws shall not protect any such person against any liability to the corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information as to the directors and officers of ING Investments, LLC ("ING Investments," formerly ING Pilgrim Investments, Inc.), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investments in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Information as to the directors and officers of J.P. Morgan Investment Management Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of J.P. Morgan Investment

Management Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-21011) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Funds Trust; ING Global Equity Dividend & Premium Opportunity Fund; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

(b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) N/A

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270, 31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

The Registrant, ING VP Emerging Markets Fund, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 will maintain physical possession of each such account, book or other document of the Company, except for those maintained by the Registrant's Custodian, The Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286 or Transfer Agent, DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri, 64141-6368.

All other records required by item 30(a) are maintained at the Office of the Administrator and the Office of the Sub-Adviser.

The address of the Sub-Adviser is:

      J.P. Morgan Investment Management Inc.
      522 Fifth Avenue
      New York, New York 10036

ITEM 29. MANAGEMENT SERVICES

None.

ITEM 30. UNDERTAKINGS

N/A

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the securities act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 11th day of April, 2005.

                                                    ING VP EMERGING MARKETS FUND

                                                    By: /s/ Huey P. Falgout, Jr.
                                                        ------------------------
                                                            Huey P. Falgout, Jr.
                                                                       Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      SIGNATURE                               TITLE                   DATE
-------------------------            Director                      April 11, 2005
John G. Turner*

-------------------------            President and Chief           April 11, 2005
James M. Hennessy*                   Executive Officer

-------------------------            Executive Vice President      April 11, 2005
Michael J. Roland*

/s/ Todd Modic                       Senior Vice President Chief/  April 11, 2005
-------------------------            Principal Financial Officer
Todd Modic*                          and Assistant Secretary


-------------------------            Director                      April 11, 2005
John V. Boyer*

-------------------------            Director                      April 11, 2005
J. Michael Earley*

-------------------------            Director                      April 11, 2005
R. Barbara Gitenstein*

-------------------------            Director                      April 11, 2005
Patrick W. Kenny*

-------------------------            Director                      April 11, 2005
Walter H. May, Jr.*

-------------------------            Director                      April 11, 2005
Thomas J. McInerney*

-------------------------            Director and Chairman         April 11, 2005
Jock Patton*

-------------------------            Director                      April 11, 2005
David W.C. Putnam*

-------------------------            Director                      April 11, 2005
Roger B. Vincent*

-------------------------            Director                      April 11, 2005
Richard A. Wedemeyer*

*By: /s/ Huey P. Falgout, Jr.
 ---------------------------------
Huey P. Falgout, Jr.
Attorney-in-Fact**

** Powers of Attorney for James M. Hennessy, Michael Roland and each Director were previously filed as attachments to Post-Effective Amendment No. 15 to the Registrant's Form N-1A Registration Statement on February 11, 2005, and are incorporated herein by reference.

                               EXHIBIT INDEX LIST

EXHIBIT NUMBER  EXHIBIT DESCRIPTION
--------------  -------------------
(d)(1)(i)       First Amendment, effective as of September 2, 2004, to the
                Investment Management Agreement.

(d)(1)(ii)      Schedule of Approvals to the Investment Management Agreement.

(d)(2)          Termination letter between ING Investments, LLC and ING
                Investment Management Advisors B.V. dated February 28, 2005.

(d)(3)          Amended and Restated Expense Limitation Agreement, dated February
                1, 2005, between ING VP Emerging Markets Fund, Inc. and ING
                Investments, LLC.

(d)(5) Form of Amended and Restated Investment Management Agreement between ING VP Emerging Markets Fund, Inc. and ING Investments,
                LLC.

(g)(1)(i)       Amended Exhibit A, dated December 28, 2004, to the Custody
                Agreement with The Bank of New York.

(g)(2)(i)       Amended Exhibit A, dated as of December 28, 2004, to the Foreign
                Custody Manager Agreement with The Bank of New York.

(g)(3)(i)       Amended Exhibit A, dated as of December 21, 2004, to the Securities
                Lending Agreement and Guaranty with The Bank of New York.

(h)(2)(i)       Amended Exhibit A, dated December 28, 2004, to the Fund Accounting
                Agreement with The Bank of New York.

(h)(3)(i) Amended and Restated Exhibit A, dated as of December 13, 2004, to the Agency Agreement.

(j)(1)          Consent of Dechert LLP.

(j)(2)          Consent of independent registered public accounting firm.